Schedule of Investments(a)
Invesco Defensive Equity ETF (DEF)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-1.93%
Omnicom Group, Inc.	36,583	$2,729,458
Verizon Communications, Inc.	52,826	2,709,445
		5,438,903
Consumer Discretionary-8.17%
AutoZone, Inc.(b)	1,500	3,089,475
Genuine Parts Co.	23,178	3,169,128
Hasbro, Inc.	31,180	2,798,405
McDonald’s Corp.	12,657	3,192,222
NIKE, Inc., Class B	22,086	2,624,921
O’Reilly Automotive, Inc.(b)	4,156	2,648,079
Starbucks Corp.	32,010	2,512,785
Yum! Brands, Inc.	24,166	2,935,444
		22,970,459
Consumer Staples-14.01%
Archer-Daniels-Midland Co.	34,317	3,116,670
Church & Dwight Co., Inc.	28,882	2,601,113
Colgate-Palmolive Co.	37,115	2,925,033
Costco Wholesale Corp.	5,318	2,479,358
Hormel Foods Corp.	56,180	2,734,281
Kimberly-Clark Corp.	22,787	3,031,127
Kraft Heinz Co. (The)	73,432	2,777,932
McCormick & Co., Inc.	28,512	2,643,633
Mondelez International, Inc., Class A	45,750	2,907,870
Monster Beverage Corp.(b)	36,569	3,259,029
PepsiCo, Inc.	17,817	2,988,802
Procter & Gamble Co. (The)	18,843	2,786,503
Walgreens Boots Alliance, Inc.	58,269	2,553,930
Walmart, Inc.	20,196	2,597,811
		39,403,092
Energy-1.14%
Williams Cos., Inc. (The)	86,270	3,197,166
Financials-9.63%
Allstate Corp. (The)	22,904	3,130,748
Brown & Brown, Inc.	44,261	2,627,776
Cboe Global Markets, Inc.	24,485	2,749,910
Chubb Ltd.	13,748	2,904,815
Globe Life, Inc.	28,771	2,807,186
Intercontinental Exchange, Inc.	21,768	2,228,826
Moody’s Corp.	8,699	2,623,357
Nasdaq, Inc.	16,625	2,581,198
S&P Global, Inc.	7,181	2,509,616
Travelers Cos., Inc. (The)	16,357	2,928,557
		27,091,989
Health Care-22.76%
AbbVie, Inc.	18,857	2,778,956
Agilent Technologies, Inc.	21,032	2,682,842
AmerisourceBergen Corp.	19,225	2,975,838
Amgen, Inc.	12,112	3,109,635
Anthem, Inc.	6,046	3,081,102
Becton, Dickinson and Co.	10,633	2,719,921
Boston Scientific Corp.(b)	66,647	2,733,193
Bristol-Myers Squibb Co.	41,157	3,105,296
Cardinal Health, Inc.	52,952	2,982,257
Cooper Cos., Inc. (The)	7,265	2,548,126
CVS Health Corp.	27,064	2,618,442
Embecta Corp.(b)	2,036	50,452
Gilead Sciences, Inc.	47,521	3,081,737
HCA Healthcare, Inc.	10,660	2,242,864
	Shares	Value
Health Care-(continued)
IQVIA Holdings, Inc.(b)	12,796	$2,754,339
Johnson & Johnson	16,560	2,973,017
Laboratory Corp. of America Holdings	10,608	2,617,206
McKesson Corp.	10,163	3,340,476
PerkinElmer, Inc.	16,297	2,439,172
STERIS PLC	12,317	2,810,739
Stryker Corp.	11,230	2,633,435
Universal Health Services, Inc., Class B	18,528	2,308,774
Waters Corp.(b)	8,733	2,863,987
Zoetis, Inc.	14,864	2,540,704
		63,992,510
Industrials-15.58%
3M Co.	19,127	2,855,470
AMETEK, Inc.	21,491	2,610,512
CSX Corp.	81,004	2,575,117
Dover Corp.	18,641	2,496,216
Expeditors International of Washington, Inc.	27,814	3,027,276
IDEX Corp.	14,607	2,797,971
Lockheed Martin Corp.	6,292	2,769,172
Masco Corp.	51,810	2,937,109
Norfolk Southern Corp.	10,681	2,559,808
Old Dominion Freight Line, Inc.	9,138	2,359,797
Otis Worldwide Corp.	37,248	2,771,251
Parker-Hannifin Corp.	10,111	2,751,911
Raytheon Technologies Corp.	28,454	2,706,545
Snap-on, Inc.	13,556	3,007,805
Verisk Analytics, Inc.	15,018	2,626,949
Waste Management, Inc.	18,697	2,963,661
		43,816,570
Information Technology-7.74%
Accenture PLC, Class A	9,066	2,705,838
Akamai Technologies, Inc.(b)	25,687	2,595,415
Broadridge Financial Solutions, Inc.	19,069	2,788,269
Cognizant Technology Solutions Corp., Class A	31,867	2,380,465
FleetCor Technologies, Inc.(b)	12,236	3,044,439
Paychex, Inc.	22,925	2,838,803
Roper Technologies, Inc.	6,355	2,811,706
Teledyne Technologies, Inc.(b)	6,384	2,586,478
		21,751,413
Materials-6.50%
Air Products and Chemicals, Inc.	12,358	3,042,045
Avery Dennison Corp.	16,918	2,919,370
Corteva, Inc.	54,656	3,422,559
FMC Corp.	23,364	2,863,959
Linde PLC (United Kingdom)	9,577	3,109,461
PPG Industries, Inc.	22,974	2,905,981
		18,263,375
Real Estate-5.81%
American Tower Corp.	12,030	3,081,244
Extra Space Storage, Inc.	14,163	2,523,847
Prologis, Inc.	18,637	2,375,845
Public Storage	7,624	2,520,799
Realty Income Corp.	43,018	2,934,688
SBA Communications Corp., Class A	8,602	2,895,519
		16,331,942
Utilities-6.59%
Consolidated Edison, Inc.	31,722	3,148,726
Edison International	42,829	2,994,175
Entergy Corp.	26,079	3,137,825
See accompanying notes which are an integral part of this schedule.

Invesco Defensive Equity ETF (DEF)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Eversource Energy	33,304	$3,074,625
Exelon Corp.	64,372	3,163,884
Sempra Energy	18,407	3,016,171
		18,535,406
Total Common Stocks & Other Equity Interests (Cost $281,435,011)		280,792,825
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(c)(d) (Cost $112,273)	112,273	112,272
TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $281,547,284)		280,905,097
OTHER ASSETS LESS LIABILITIES-0.10%		287,913
NET ASSETS-100.00%		$281,193,010
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$242,808	$5,428,884	$(5,559,420)	$-	$-	$112,272	$128
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	4,415,278	(4,415,278)	-	-	-	8*
Invesco Private Prime Fund	-	10,301,030	(10,300,637)	-	(393)	-	83*
Total	$242,808	$20,145,192	$(20,275,335)	$-	$(393)	$112,272	$219

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFITM Strategic Developed ex-US ETF (ISDX)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Australia-5.41%
AGL Energy Ltd.	56,650	$355,988
Ampol Ltd.	11,317	270,825
Aristocrat Leisure Ltd.	3,489	84,571
Aurizon Holdings Ltd.	78,698	226,945
BHP Group Ltd.	96,959	3,102,784
BlueScope Steel Ltd.	15,180	198,187
Boral Ltd.	21,950	47,237
Brambles Ltd.	33,100	258,338
Coles Group Ltd.	36,175	454,906
Computershare Ltd.	7,772	129,346
Crown Resorts Ltd.(a)	10,055	92,614
CSL Ltd.	1,928	375,955
Downer EDI Ltd.	33,724	138,620
Endeavour Group Ltd.	26,525	138,141
Fortescue Metals Group Ltd.	21,216	306,060
Glencore PLC	585,070	3,849,780
Incitec Pivot Ltd.	72,298	182,558
JB Hi-Fi Ltd.	2,507	82,654
Lendlease Corp. Ltd.	25,733	198,810
Lottery Corp. Ltd. (The)(a)	35,815	121,780
Metcash Ltd.(b)	50,008	154,614
Newcrest Mining Ltd.	12,307	221,064
OceanaGold Corp.(a)	50,133	116,528
Orica Ltd.	11,672	135,557
Origin Energy Ltd.	97,213	477,690
Orora Ltd.	36,855	103,637
Qantas Airways Ltd.(a)(b)	54,917	217,065
Ramsay Health Care Ltd.	3,792	212,637
Rio Tinto Ltd.	35,286	2,897,006
Rio Tinto PLC	33,148	2,402,147
Santos Ltd.	46,080	271,055
Sonic Healthcare Ltd.	6,188	162,732
South32 Ltd.	195,077	699,692
Tabcorp Holdings Ltd.	35,815	23,893
Telstra Corp. Ltd.	417,382	1,161,707
Treasury Wine Estates Ltd.	13,116	111,964
Wesfarmers Ltd.	24,187	818,772
Woodside Energy Group Ltd.	17,844	380,940
Woolworths Group Ltd.	26,525	659,310
		21,844,109
Austria-0.31%
ams-OSRAM AG(a)	4,982	61,018
ANDRITZ AG	1,885	87,073
Mondi PLC(b)	11,854	229,846
OMV AG(b)	6,192	360,845
UNIQA Insurance Group AG	16,027	131,514
Verbund AG	1,044	103,618
voestalpine AG(b)	6,584	192,409
Wienerberger AG	2,734	75,329
		1,241,652
Belgium-0.78%
Anheuser-Busch InBev S.A./N.V.	41,185	2,301,712
Etablissements Franz Colruyt N.V.(b)	1,447	46,875
Groupe Bruxelles Lambert S.A.	1,805	166,213
Proximus SADP(b)	6,851	117,977
Solvay S.A., Class A	2,187	213,431
UCB S.A.	1,889	166,258
Umicore S.A.	3,430	152,083
		3,164,549
	Shares	Value
Brazil-0.07%
Yara International ASA	5,108	$263,857
Burkina Faso-0.03%
Endeavour Mining PLC	5,398	124,233
Canada-18.49%
Aecon Group, Inc.	8,936	104,489
Agnico Eagle Mines Ltd.	7,082	375,363
Alamos Gold, Inc., Class A	19,761	147,483
Alimentation Couche-Tard, Inc.	69,720	3,167,813
AltaGas Ltd.	22,545	544,353
ARC Resources Ltd.(b)	29,663	446,757
Atco Ltd., Class I	9,304	337,485
B2Gold Corp.	51,562	204,642
Barrick Gold Corp.	82,014	1,680,027
Baytex Energy Corp.(a)	85,513	471,222
BCE, Inc.	26,288	1,432,190
BlackBerry Ltd.(a)	14,171	85,372
Boyd Group Services, Inc.	582	65,730
Brookfield Asset Management, Inc., Class A	85,459	4,321,428
BRP, Inc.	3,075	239,028
CAE, Inc.(a)	7,160	178,823
Cameco Corp.	5,469	133,996
Canaccord Genuity Group, Inc.	10,010	82,701
Canadian National Railway Co.	17,906	2,036,005
Canadian Natural Resources Ltd.	79,984	5,293,482
Canadian Pacific Railway Ltd.	14,055	1,002,857
Canadian Solar, Inc.(a)(b)	3,034	97,270
Canadian Tire Corp. Ltd., Class A	4,293	589,823
Canfor Corp.(a)	4,959	104,955
Capital Power Corp.	7,146	256,835
Cascades, Inc.	13,540	110,367
CCL Industries, Inc., Class B(b)	5,133	246,413
Celestica, Inc.(a)	29,529	326,375
Cenovus Energy, Inc.	96,359	2,233,661
Centerra Gold, Inc.	29,857	232,983
CGI, Inc., Class A(a)	11,030	942,414
Chartwell Retirement Residences	8,357	81,994
CI Financial Corp.	13,908	176,042
Cogeco Communications, Inc.	1,438	119,658
Cogeco, Inc.	1,185	73,029
Constellation Software, Inc.	237	373,013
Crescent Point Energy Corp.	69,254	613,231
Dollarama, Inc.	5,403	313,368
Emera, Inc.	13,578	674,901
Empire Co. Ltd., Class A	27,061	886,807
Enbridge, Inc.	142,146	6,566,463
Enerflex Ltd.	13,617	84,511
Enerplus Corp.	22,708	336,800
Fairfax Financial Holdings Ltd.	2,665	1,479,029
Finning International, Inc.	12,508	332,465
Franco-Nevada Corp.	2,531	358,044
George Weston Ltd.	9,417	1,155,785
Gibson Energy, Inc.	12,217	258,761
Gildan Activewear, Inc.	6,877	216,610
Hudbay Minerals, Inc.	15,476	88,585
Hydro One Ltd.(c)	18,144	506,084
iA Financial Corp., Inc.	11,626	603,705
IAMGOLD Corp.(a)	51,349	113,671
IGM Financial, Inc.	3,969	122,253
Imperial Oil Ltd.(b)	16,000	876,373
Intact Financial Corp.	6,285	908,079
Interfor Corp.(a)	4,374	116,469
Keyera Corp.	13,867	369,575
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Canada-(continued)
Kinross Gold Corp.	72,126	$323,893
Linamar Corp.	4,504	198,449
Loblaw Cos. Ltd.	17,093	1,576,932
Magna International, Inc.	21,579	1,400,328
Maple Leaf Foods, Inc.	5,392	118,468
Martinrea International, Inc.	13,863	107,958
MEG Energy Corp.(a)	31,750	553,997
Methanex Corp.	5,971	295,092
Metro, Inc.	17,301	955,566
Mullen Group Ltd.	8,248	80,468
NFI Group, Inc.	6,014	57,532
North West Co., Inc. (The)	3,317	95,195
Northland Power, Inc.	8,413	255,147
Nutrien Ltd.	40,636	3,971,234
Onex Corp.	7,491	446,967
Open Text Corp.	10,053	412,023
Pan American Silver Corp.	6,172	135,751
Parkland Corp.	15,362	457,393
Pembina Pipeline Corp.	36,817	1,484,498
Precision Drilling Corp.(a)	3,300	256,700
Premium Brands Holdings Corp.	1,386	111,737
Quebecor, Inc., Class B	6,189	140,431
Restaurant Brands International, Inc.	8,449	443,675
Ritchie Bros. Auctioneers, Inc.	2,675	161,005
Rogers Communications, Inc., Class B	12,975	665,445
Russel Metals, Inc.	5,449	136,650
Saputo, Inc.	10,960	220,352
Secure Energy Services, Inc.	25,798	150,523
Shaw Communications, Inc., Class B	10,767	305,087
Shopify, Inc., Class A(a)	277	103,991
SNC-Lavalin Group, Inc.	12,150	243,413
Spin Master Corp.(a)(c)	2,989	106,790
SSR Mining, Inc.	7,127	138,613
Stantec, Inc.	5,202	236,236
Stella-Jones, Inc.	3,446	98,243
Suncor Energy, Inc.	134,519	5,412,240
Superior Plus Corp.	10,254	100,444
Teck Resources Ltd., Class B	51,977	2,154,938
TELUS Corp.	29,786	745,327
TFI International, Inc.	2,798	229,773
Thomson Reuters Corp.	3,830	379,079
Torex Gold Resources, Inc.(a)	6,612	64,926
Toromont Industries Ltd.	2,135	189,371
Tourmaline Oil Corp.	17,550	1,083,373
TransAlta Corp.	24,247	276,429
Transcontinental, Inc., Class A	9,402	119,973
Vermilion Energy, Inc.	24,973	540,192
West Fraser Timber Co. Ltd.	3,282	302,810
Wheaton Precious Metals Corp.	8,344	344,618
Whitecap Resources, Inc.	33,601	298,859
WSP Global, Inc.	3,847	424,650
Yamana Gold, Inc.	60,572	325,643
		74,736,074
Chile-0.09%
Antofagasta PLC(b)	5,157	96,028
Lundin Mining Corp.	29,053	258,637
		354,665
China-0.40%
NXP Semiconductors N.V.	7,027	1,333,443
	Shares	Value
China-(continued)
Topsports International Holdings Ltd.(c)	96,489	$71,578
Wilmar International Ltd.	71,317	216,932
		1,621,953
Colombia-0.08%
Millicom International Cellular S.A., Rts., expiring 06/13/2022(a)(b)	4,218	17,060
Millicom International Cellular S.A., SDR(a)(b)	5,899	97,858
Parex Resources, Inc.	10,212	226,144
		341,062
Denmark-1.20%
AP Moller - Maersk A/S, Class B	296	861,794
Carlsberg A/S, Class B	2,278	289,369
Coloplast A/S, Class B	872	103,486
Dfds A/S	1,403	54,747
DSV A/S	752	123,169
H Lundbeck A/S	4,017	98,676
ISS A/S(a)(b)	9,464	171,702
Novo Nordisk A/S, Class B	20,409	2,256,026
Novozymes A/S, Class B	2,177	137,893
Orsted A/S(c)	1,300	146,792
Pandora A/S	1,840	148,261
ROCKWOOL A/S, Class B	266	73,902
Tryg A/S	5,096	118,541
Vestas Wind Systems A/S	10,664	271,876
		4,856,234
Finland-0.82%
Elisa OYJ	1,905	107,547
Fortum OYJ	11,594	213,625
Huhtamaki OYJ	2,007	77,099
Kesko OYJ, Class B	7,367	184,039
Kone OYJ, Class B	3,816	194,093
Neste OYJ	3,889	177,934
Nokia OYJ	144,694	725,571
Nokian Renkaat OYJ(b)	2,630	36,077
Outokumpu OYJ	20,560	117,965
Sampo OYJ, Class A	11,316	510,105
Stora Enso OYJ, Class R	19,877	383,598
UPM-Kymmene OYJ(b)	12,737	450,133
Valmet OYJ	2,074	58,322
Wartsila OYJ Abp	11,644	98,367
		3,334,475
France-7.81%
Air France-KLM(a)(b)	50,302	96,914
Air France-KLM, Rts., expiring 06/09/2022(a)(b)	22,864	36,744
Air Liquide S.A.	6,707	1,169,985
Airbus SE	7,416	864,191
Alstom S.A.(b)	4,039	109,900
Arkema S.A.	1,648	198,698
Atos SE(a)	4,445	116,471
Bollore SE	33,115	175,953
Bouygues S.A.(b)	14,413	496,085
Bureau Veritas S.A.	3,506	100,918
Capgemini SE	3,053	590,330
Carrefour S.A.(b)	46,357	945,029
Casino Guichard Perrachon S.A.(a)(b)	7,812	150,049
Cie de Saint-Gobain(b)	16,799	991,576
Cie Generale des Etablissements Michelin S.C.A.	5,137	667,240
Criteo S.A., ADR(a)	3,747	97,122

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
France-(continued)
Danone S.A.	11,924	$699,099
Dassault Systemes SE	2,738	114,933
Eiffage S.A.	4,549	448,814
Electricite de France S.A.(b)	31,695	280,386
Elis S.A.	7,510	118,826
ENGIE S.A.(b)	112,157	1,501,372
EssilorLuxottica S.A.(b)	3,090	496,690
Euroapi S.A.(a)	1,121	16,260
Faurecia SE	7,112	196,716
Hermes International	100	118,909
Kering S.A.	503	274,646
Korian S.A.	3,159	65,956
Legrand S.A.(b)	2,757	237,929
L’Oreal S.A.	1,755	617,689
LVMH Moet Hennessy Louis Vuitton SE	1,602	1,024,881
Nexity S.A.	1,986	57,145
Orange S.A.	109,503	1,366,370
Orpea S.A.	986	27,315
Pernod Ricard S.A.	2,181	426,393
Publicis Groupe S.A.	5,870	319,946
Rallye S.A.(a)(b)	25,745	108,663
Renault S.A.(a)(b)	23,589	645,642
Rexel S.A.(a)	13,485	285,883
Rubis S.C.A.	2,771	83,710
Safran S.A.	4,832	498,217
Sanofi(b)	25,776	2,744,135
Schneider Electric SE	7,816	1,080,438
SCOR SE(b)	12,690	332,106
SEB S.A.	513	54,516
Sodexo S.A.	2,967	220,708
SPIE S.A.	5,467	132,592
Teleperformance	444	146,829
Thales S.A.	2,232	271,621
TotalEnergies SE	119,571	7,120,550
Ubisoft Entertainment S.A.(a)	1,353	70,658
Valeo(b)	13,350	295,320
Veolia Environnement S.A.	21,900	610,908
Vinci S.A.	13,200	1,268,121
Vivendi SE	18,115	215,403
Wendel SE	1,076	110,368
Worldline S.A.(a)(c)	1,019	41,492
		31,555,360
Germany-7.05%
adidas AG	1,621	320,314
Aurubis AG	1,532	143,897
BASF SE	30,211	1,659,926
Bayer AG	31,457	2,243,635
Bayerische Motoren Werke AG	15,407	1,330,778
Beiersdorf AG	902	93,264
Brenntag SE	3,027	233,343
CECONOMY AG	27,441	91,775
Continental AG	4,787	365,529
Covestro AG(c)	7,074	322,066
Deutsche Lufthansa AG(a)(b)	41,592	304,136
Deutsche Post AG	12,542	517,339
Deutsche Telekom AG	117,429	2,405,720
E.ON SE	70,885	720,173
Evonik Industries AG	14,731	393,410
Freenet AG	4,439	115,553
Fresenius Medical Care AG & Co. KGaA	5,781	350,766
Fresenius SE & Co. KGaA	21,766	743,341
Fuchs Petrolub SE, Preference Shares	1,991	61,000
	Shares	Value
Germany-(continued)
GEA Group AG	3,732	$148,522
Hannover Rueck SE	1,951	297,617
HeidelbergCement AG	5,652	327,560
Henkel AG & Co. KGaA, Preference Shares	7,519	513,086
HOCHTIEF AG	1,578	102,035
Infineon Technologies AG	9,943	308,253
Jungheinrich AG, Preference Shares	1,855	49,123
K+S AG	12,548	351,241
KION Group AG	1,066	52,153
Knorr-Bremse AG	913	62,185
LANXESS AG	2,651	123,166
Mercedes-Benz Group AG	36,393	2,580,874
Merck KGaA	3,844	720,630
METRO AG(a)	14,332	130,041
MTU Aero Engines AG	568	111,867
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	6,169	1,504,766
ProSiebenSat.1 Media SE	8,319	90,187
Rheinmetall AG	1,462	294,909
RWE AG	15,382	675,597
Salzgitter AG(a)	2,876	117,136
SAP SE	9,576	951,867
Schaeffler AG, Preference Shares(b)	33,351	209,898
Siemens AG	15,329	2,010,612
Siemens Healthineers AG(c)	2,777	166,235
Symrise AG	908	99,944
Telefonica Deutschland Holding AG	55,537	176,043
thyssenkrupp AG(a)	32,329	309,614
TUI AG(a)(b)	40,693	98,263
Uniper SE	8,123	209,191
United Internet AG	2,502	81,855
Volkswagen AG, Preference Shares	19,319	3,201,178
		28,491,613
Hong Kong-1.32%
AIA Group Ltd.	212,688	2,193,149
CK Hutchison Holdings Ltd.	129,573	919,912
CLP Holdings Ltd.	50,722	505,891
HKT Trust & HKT Ltd.	105,597	145,362
Hong Kong & China Gas Co. Ltd. (The)	130,778	148,021
Jardine Matheson Holdings Ltd.	6,069	352,245
Melco Resorts & Entertainment Ltd., ADR(a)(b)	20,540	115,846
PCCW Ltd.	193,881	105,768
Swire Pacific Ltd., Class A	55,537	337,658
Techtronic Industries Co. Ltd.	8,468	110,956
WH Group Ltd.	403,829	309,864
Yue Yuen Industrial Holdings Ltd.	51,588	75,092
		5,319,764
Indonesia-0.04%
First Pacific Co. Ltd.	335,330	147,031
Ireland-0.39%
CRH PLC	17,634	729,643
Flutter Entertainment PLC(a)	1,153	141,825
ICON PLC(a)(b)	1,177	263,401
Kerry Group PLC, Class A	1,425	147,158
Kingspan Group PLC	1,096	90,170
Smurfit Kappa Group PLC	5,137	207,794
		1,579,991
Israel-0.47%
Bezeq The Israeli Telecommunication Corp. Ltd.	84,114	129,558

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Israel-(continued)
Check Point Software Technologies Ltd.(a)	5,496	$687,440
ICL Group Ltd.	12,961	144,013
Teva Pharmaceutical Industries Ltd., ADR(a)	104,243	948,611
		1,909,622
Italy-1.75%
A2A S.p.A.(b)	52,868	88,492
Assicurazioni Generali S.p.A.(b)	98,376	1,786,281
Coca-Cola HBC AG	3,862	85,056
Enel S.p.A.	227,047	1,470,047
Eni S.p.A.(b)	153,810	2,339,391
Ferrari N.V.	575	111,737
Hera S.p.A.(b)	24,786	92,003
Iveco Group N.V.(a)	4,915	31,196
Leonardo S.p.A.(a)	23,291	250,004
Prysmian S.p.A.	5,680	182,906
Saipem S.p.A.(a)(b)	10,419	62,771
Telecom Italia S.p.A.(b)	1,212,170	386,445
Unipol Gruppo S.p.A.	32,655	174,209
		7,060,538
Japan-21.37%
Advantest Corp.	1,084	74,994
Aeon Co. Ltd.	36,278	664,817
AGC, Inc.(b)	9,055	341,731
Air Water, Inc.(b)	7,393	100,340
Aisin Corp.	10,610	348,457
Ajinomoto Co., Inc.	11,312	275,579
Alfresa Holdings Corp.	17,125	225,236
Alps Alpine Co. Ltd.	14,934	160,780
Amada Co. Ltd.	12,508	100,535
ANA Holdings, Inc.(a)	6,306	124,605
Asahi Group Holdings Ltd.	9,993	337,126
Asahi Kasei Corp.	43,654	353,928
Astellas Pharma, Inc.	45,269	725,775
Bandai Namco Holdings, Inc.	2,258	168,940
Bridgestone Corp.	23,627	933,546
Brother Industries Ltd.	8,044	148,631
Canon, Inc.	38,535	971,126
Chubu Electric Power Co., Inc.	52,175	523,595
Chugai Pharmaceutical Co. Ltd.	3,227	88,498
Chugoku Electric Power Co., Inc. (The)(b)	23,926	158,645
Coca-Cola Bottlers Japan Holdings, Inc.	7,385	78,646
COMSYS Holdings Corp.	3,276	61,728
Cosmo Energy Holdings Co. Ltd.	10,311	284,535
Dai Nippon Printing Co. Ltd.	12,398	283,339
Daicel Corp.	16,332	105,499
Daiichi Sankyo Co. Ltd.	16,894	448,992
Daikin Industries Ltd.	2,783	447,482
Daito Trust Construction Co. Ltd.	3,048	270,101
Daiwa House Industry Co. Ltd.	24,678	595,633
Denka Co. Ltd.	2,527	62,760
Denso Corp.	11,620	711,499
Dentsu Group, Inc.	8,056	269,274
DIC Corp.(b)	4,666	89,878
East Japan Railway Co.	12,107	622,455
Ebara Corp.(b)	2,983	128,693
Eisai Co. Ltd.	3,471	142,947
Electric Power Development Co. Ltd.	15,461	244,693
ENEOS Holdings, Inc.	367,347	1,488,291
FANUC Corp.	2,189	359,119
Fast Retailing Co. Ltd.	337	162,285
Fuji Electric Co. Ltd.	3,027	143,297
	Shares	Value
Japan-(continued)
FUJIFILM Holdings Corp.	7,918	$437,430
Fujikura Ltd.	23,093	142,351
Fujitsu Ltd.	4,082	613,831
Furukawa Electric Co. Ltd.	5,141	86,120
H2O Retailing Corp.	11,576	84,765
Hakuhodo DY Holdings, Inc.	9,678	98,928
Hankyu Hanshin Holdings, Inc.	7,639	205,160
Hanwa Co. Ltd.	5,917	137,386
Haseko Corp.	11,062	132,422
Hino Motors Ltd.(a)	15,159	84,606
Hitachi Construction Machinery Co. Ltd.	2,922	68,709
Hitachi Ltd.	34,935	1,826,250
Hitachi Metals Ltd.(a)	5,154	82,892
Hokkaido Electric Power Co., Inc.(b)	31,758	121,458
Hokuriku Electric Power Co.	20,101	82,032
Honda Motor Co. Ltd.	83,038	2,057,150
Hoya Corp.	2,483	266,549
Idemitsu Kosan Co. Ltd.	20,078	546,255
IHI Corp.	8,357	235,486
Iida Group Holdings Co. Ltd.	3,990	63,117
Isetan Mitsukoshi Holdings Ltd.	23,882	199,937
Isuzu Motors Ltd.	25,283	296,961
ITOCHU Corp.	46,305	1,329,993
Iwatani Corp.	1,634	68,081
J. Front Retailing Co. Ltd.	11,946	96,667
Japan Airlines Co. Ltd.(a)	6,416	117,004
Japan Tobacco, Inc.	35,010	636,954
JFE Holdings, Inc.	42,887	529,066
JGC Holdings Corp.	10,844	152,488
JSR Corp.	4,113	130,445
JTEKT Corp.	14,625	111,525
Kajima Corp.	23,652	254,823
Kamigumi Co. Ltd.	4,293	85,196
Kaneka Corp.	2,358	60,671
Kanematsu Corp.	6,580	66,851
Kansai Electric Power Co., Inc. (The)	63,317	617,199
Kao Corp.	7,643	308,702
Kawasaki Heavy Industries Ltd.	9,679	189,525
KDDI Corp.	23,828	830,910
Keio Corp.	1,409	47,151
Keyence Corp.	611	245,027
Kinden Corp.	5,256	60,672
Kintetsu Group Holdings Co. Ltd.	5,103	149,347
Kirin Holdings Co. Ltd.	23,848	369,366
Kobe Steel Ltd.	41,986	221,932
Koito Manufacturing Co. Ltd.	1,891	69,308
Komatsu Ltd.	21,748	540,298
Konica Minolta, Inc.(b)	37,176	124,840
K’s Holdings Corp.	9,176	91,871
Kubota Corp.	17,692	326,486
Kuraray Co. Ltd.(b)	16,798	140,370
Kyocera Corp.	9,300	525,346
Kyushu Electric Power Co., Inc.	48,820	317,636
Kyushu Railway Co.	4,837	96,857
Lawson, Inc.	2,231	79,081
Lixil Corp.	10,654	203,647
Makita Corp.	3,158	86,483
Marubeni Corp.	119,839	1,260,850
Mazda Motor Corp.	60,975	516,163
Medipal Holdings Corp.	16,515	231,463
MEIJI Holdings Co. Ltd.	3,547	174,806
MINEBEA MITSUMI, Inc.	7,131	133,590

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Mitsubishi Chemical Holdings Corp.	83,412	$496,796
Mitsubishi Corp.	85,911	2,960,422
Mitsubishi Electric Corp.	59,486	654,764
Mitsubishi Estate Co. Ltd.	21,746	322,695
Mitsubishi Gas Chemical Co., Inc.	5,622	91,380
Mitsubishi Heavy Industries Ltd.	23,287	885,176
Mitsubishi Materials Corp.	11,771	181,170
Mitsubishi Motors Corp.(a)	54,747	163,843
Mitsui & Co. Ltd.	69,938	1,757,080
Mitsui Chemicals, Inc.	8,093	198,480
Mitsui Fudosan Co. Ltd.	21,465	470,029
Mitsui Mining & Smelting Co. Ltd.	3,280	86,816
Mitsui OSK Lines Ltd.	16,179	433,259
MS&AD Insurance Group Holdings, Inc.	28,507	906,985
Murata Manufacturing Co. Ltd.	6,492	418,855
Nagase & Co. Ltd.	6,762	95,402
Nagoya Railroad Co. Ltd.	7,401	121,792
NEC Corp.	10,109	409,405
Nexon Co. Ltd.	3,701	92,061
NGK Insulators Ltd.	7,127	106,147
NGK Spark Plug Co. Ltd.	7,273	138,116
NH Foods Ltd.	4,017	122,404
NHK Spring Co. Ltd.	13,633	97,814
Nidec Corp.	2,685	181,143
Nikon Corp.	16,301	203,374
Nintendo Co. Ltd.	981	437,864
Nippon Electric Glass Co. Ltd.	4,401	93,360
Nippon Express Holdings, Inc.	1,444	83,624
Nippon Light Metal Holdings Co. Ltd.	5,266	64,553
Nippon Paper Industries Co. Ltd.(b)	13,608	99,750
Nippon Steel Corp.	55,861	977,226
Nippon Steel Trading Corp.	2,658	110,746
Nippon Suisan Kaisha Ltd.	18,689	75,689
Nippon Telegraph & Telephone Corp.	63,780	1,939,007
Nippon Yusen K.K.	6,736	560,264
Nissan Motor Co. Ltd.	285,080	1,109,340
Nisshin Seifun Group, Inc.	6,181	72,359
Nissin Foods Holdings Co. Ltd.	1,351	88,425
Nitori Holdings Co. Ltd.	767	77,567
Nitto Denko Corp.	3,764	273,570
Nomura Real Estate Holdings, Inc.(a)	3,871	97,042
Nomura Research Institute Ltd.	5,244	144,710
NSK Ltd.	18,404	104,863
NTN Corp.(a)(b)	32,375	66,187
NTT Data Corp.	14,980	235,684
Obayashi Corp.	38,458	272,938
Odakyu Electric Railway Co. Ltd.	4,161	55,019
Oji Holdings Corp.	41,722	183,889
Olympus Corp.	8,098	169,363
Omron Corp.	2,632	151,932
Ono Pharmaceutical Co. Ltd.	5,874	155,428
ORIX Corp.	69,117	1,317,116
Osaka Gas Co. Ltd.	16,365	306,069
Otsuka Corp.	1,626	51,632
Otsuka Holdings Co. Ltd.	9,604	320,196
Pan Pacific International Holdings Corp.	5,693	87,755
Panasonic Holdings Corp.	104,809	964,622
Persol Holdings Co. Ltd.	5,671	110,515
Rakuten Group, Inc.(b)	19,873	111,843
Recruit Holdings Co. Ltd.	10,007	368,247
Renesas Electronics Corp.(a)	11,233	133,072
Ricoh Co. Ltd.	29,488	248,474
	Shares	Value
Japan-(continued)
Rohm Co. Ltd.	2,162	$178,479
Santen Pharmaceutical Co. Ltd.	7,085	57,387
Secom Co. Ltd.	4,393	290,158
Seibu Holdings, Inc.	10,210	106,826
Seiko Epson Corp.	10,814	181,319
Sekisui Chemical Co. Ltd.	12,753	183,397
Sekisui House Ltd.	24,595	436,380
Seven & i Holdings Co. Ltd.	24,518	1,031,073
Sharp Corp.	6,824	55,644
Shikoku Electric Power Co., Inc.	17,038	102,510
Shimano, Inc.	620	109,811
Shimizu Corp.	31,995	170,365
Shin-Etsu Chemical Co. Ltd.	4,272	608,863
Shionogi & Co. Ltd.	4,898	261,833
Shiseido Co. Ltd.	3,160	133,283
Showa Denko K.K.	5,620	108,778
SMC Corp.	528	273,389
Softbank Corp.	62,237	716,007
Sojitz Corp.	18,767	297,454
Sompo Holdings, Inc.	17,612	800,614
Sony Group Corp.	22,575	2,125,976
Stanley Electric Co. Ltd.	3,522	64,118
Subaru Corp.	33,643	582,532
SUMCO Corp.	4,892	79,743
Sumitomo Chemical Co. Ltd.	82,052	338,681
Sumitomo Corp.	73,066	1,050,737
Sumitomo Electric Industries Ltd.	40,147	444,864
Sumitomo Forestry Co. Ltd.	5,876	90,439
Sumitomo Heavy Industries Ltd.(b)	5,432	127,941
Sumitomo Metal Mining Co. Ltd.	5,665	238,498
Sumitomo Realty & Development Co. Ltd.	6,238	168,503
Sumitomo Rubber Industries Ltd.	11,072	101,300
Suntory Beverage & Food Ltd.	3,706	138,710
Suzuken Co. Ltd.	6,163	167,914
Suzuki Motor Corp.	12,548	372,407
Sysmex Corp.	1,004	65,534
Taiheiyo Cement Corp.	8,208	122,822
Taisei Corp.	9,062	271,201
Taisho Pharmaceutical Holdings Co. Ltd.	1,578	60,841
Takashimaya Co. Ltd.	12,262	122,005
Takeda Pharmaceutical Co. Ltd.	37,925	1,091,657
TDK Corp.	8,387	291,095
Teijin Ltd.	11,360	117,004
Terumo Corp.	5,678	184,051
TIS, Inc.	3,506	91,980
Tobu Railway Co. Ltd.	6,347	142,437
Toho Holdings Co. Ltd.	6,962	105,530
Tohoku Electric Power Co., Inc.	52,851	292,921
Tokio Marine Holdings, Inc.	32,312	1,875,249
Tokyo Electric Power Co. Holdings, Inc.(a)	318,802	1,191,992
Tokyo Electron Ltd.	1,263	579,049
Tokyo Gas Co. Ltd.	22,303	435,328
Tokyu Corp.	17,020	193,426
Tokyu Fudosan Holdings Corp.	27,769	143,329
Toppan, Inc.	15,914	299,984
Toray Industries, Inc.	63,795	330,418
Toshiba Corp.	15,978	716,647
Tosoh Corp.	9,982	145,488
TOTO Ltd.	2,192	74,205
Toyo Seikan Group Holdings Ltd.	13,476	144,141
Toyo Suisan Kaisha Ltd.	2,196	82,193
Toyota Boshoku Corp.	4,878	79,135

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Toyota Industries Corp.	3,974	$256,397
Toyota Motor Corp.	358,341	5,912,230
Toyota Tsusho Corp.	11,730	449,067
Trend Micro, Inc.	1,925	113,275
Tsuruha Holdings, Inc.	801	43,834
UBE Corp.	6,696	103,164
Unicharm Corp.	3,320	114,121
West Japan Railway Co.	6,468	239,071
Yakult Honsha Co. Ltd.	2,091	115,241
Yamada Holdings Co. Ltd.(b)	41,078	144,968
Yamaha Corp.	1,857	76,795
Yamaha Motor Co. Ltd.(b)	9,252	187,924
Yamato Holdings Co. Ltd.	3,761	65,078
Yamazaki Baking Co. Ltd.	6,240	72,661
Yaskawa Electric Corp.	2,188	76,281
Yokogawa Electric Corp.	5,904	106,382
Yokohama Rubber Co. Ltd. (The)(b)	5,120	65,828
Z Holdings Corp.	53,182	176,192
		86,375,967
Luxembourg-0.26%
Aperam S.A.	1,628	67,423
ArcelorMittal S.A.	31,012	995,154
		1,062,577
Netherlands-5.78%
Aalberts N.V.	1,575	77,983
Akzo Nobel N.V.	5,234	455,843
ASM International N.V.(b)	421	130,496
ASML Holding N.V.(b)	1,375	789,512
EXOR N.V.	15,403	1,133,582
Heineken Holding N.V.	3,008	237,969
Heineken N.V.(b)	3,460	347,746
Koninklijke Ahold Delhaize N.V.	58,719	1,616,915
Koninklijke BAM Groep N.V.(a)	36,547	104,690
Koninklijke DSM N.V.(b)	2,267	382,007
Koninklijke KPN N.V.	99,231	360,680
Koninklijke Philips N.V.	14,855	381,763
Randstad N.V.(b)	4,379	246,559
SBM Offshore N.V.(b)	5,644	91,478
Shell PLC	544,633	16,312,337
Universal Music Group N.V.(b)	18,115	405,385
Wolters Kluwer N.V.	3,005	296,609
		23,371,554
New Zealand-0.11%
Contact Energy Ltd.	16,482	79,931
Fletcher Building Ltd.	25,544	90,123
Meridian Energy Ltd.	42,016	128,546
Spark New Zealand Ltd.	41,059	129,895
		428,495
Norway-0.64%
Equinor ASA	36,572	1,402,860
Gjensidige Forsikring ASA	7,704	167,836
Mowi ASA	7,099	184,787
Norsk Hydro ASA	46,152	368,992
Orkla ASA	17,165	134,607
Telenor ASA	22,447	309,340
		2,568,422
Portugal-0.17%
Galp Energia SGPS S.A.	23,926	314,233
	Shares	Value
Portugal-(continued)
Jeronimo Martins SGPS S.A.	8,497	$173,583
Sonae SGPS S.A.	157,630	186,760
		674,576
Singapore-0.36%
ComfortDelGro Corp. Ltd.	90,649	95,218
Jardine Cycle & Carriage Ltd.	7,061	150,913
Keppel Corp. Ltd.	50,661	254,617
Sea Ltd., ADR(a)(b)	871	71,997
Singapore Technologies Engineering Ltd.	31,010	92,969
Singapore Telecommunications Ltd.	260,706	492,544
STMicroelectronics N.V.	7,292	290,473
		1,448,731
South Africa-0.33%
Anglo American PLC	27,537	1,348,980
South Korea-4.89%
CJ CheilJedang Corp.	378	120,226
CJ Corp.	2,346	161,937
DB Insurance Co. Ltd.	4,686	246,193
Doosan Co. Ltd.	1,532	104,882
Doosan Enerbility Co. Ltd.(a)	17,160	287,803
E-MART, Inc.	1,717	160,986
GS Engineering & Construction Corp.	3,560	114,523
GS Holdings Corp.	4,336	159,113
Hankook Tire & Technology Co. Ltd.	2,811	80,999
Hanwha Corp.	14,727	344,011
Hanwha Life Insurance Co. Ltd.(a)	55,327	117,612
Hanwha Solutions Corp.(a)	3,611	113,975
HD Hyundai Co. Ltd.	3,462	174,891
Hyundai Engineering & Construction Co. Ltd.	4,158	145,523
Hyundai Glovis Co. Ltd.	605	103,670
Hyundai Marine & Fire Insurance Co. Ltd.	8,479	215,196
Hyundai Mobis Co. Ltd.	2,452	433,044
Hyundai Motor Co.	6,591	1,009,533
Hyundai Steel Co.	6,611	220,420
Kia Corp.	10,012	693,525
Korea Electric Power Corp.(a)	42,819	808,134
Korea Gas Corp.	4,983	178,626
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,458	107,712
Korea Zinc Co. Ltd.	275	132,254
Korean Air Lines Co. Ltd.(a)	4,946	116,134
KT Corp.	10,813	331,242
KT&G Corp.	3,497	240,256
LG Chem Ltd.	577	272,830
LG Corp.	1,804	116,942
LG Display Co. Ltd.	20,125	282,225
LG Electronics, Inc.	4,832	410,087
LG Household & Health Care Ltd.	66	39,156
LG Uplus Corp.	13,355	149,504
LOTTE Chemical Corp.	803	132,730
LOTTE Shopping Co. Ltd.	1,564	128,311
LS Corp.	1,406	75,005
LX International Corp.	3,060	94,110
NAVER Corp.	559	130,126
POSCO Holdings, Inc.	4,268	996,971
Posco International Corp.	5,674	108,463
Samsung C&T Corp.	2,662	260,348
Samsung Electro-Mechanics Co. Ltd.	1,014	126,627
Samsung Electronics Co. Ltd.	117,042	6,376,197
Samsung Fire & Marine Insurance Co. Ltd.	1,681	270,384
Samsung SDI Co. Ltd.	338	157,089

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
South Korea-(continued)
Samsung SDS Co. Ltd.	627	$75,258
SK Hynix, Inc.	11,688	1,020,291
SK Innovation Co. Ltd.(a)	2,108	367,179
SK Telecom Co. Ltd.	4,422	204,087
SK, Inc.	4,536	909,253
S-Oil Corp.	1,663	155,923
		19,781,516
Spain-2.00%
Acciona S.A.	613	117,873
ACS Actividades de Construccion y Servicios S.A.(b)	19,479	550,886
Amadeus IT Group S.A.(a)	4,285	265,503
Endesa S.A.	9,281	205,109
Ferrovial S.A.	6,814	175,261
Grifols S.A.(b)	5,645	118,465
Iberdrola S.A.	134,567	1,590,750
Industria de Diseno Textil S.A.	11,686	280,292
Mapfre S.A.(b)	83,225	154,060
Naturgy Energy Group S.A.(b)	11,840	356,917
Red Electrica Corp. S.A.	11,406	235,698
Repsol S.A.	102,393	1,644,780
Telefonica S.A.(b)	437,866	2,373,465
		8,069,059
Sweden-1.31%
Alfa Laval AB	3,096	83,415
Assa Abloy AB, Class B	10,284	252,484
Atlas Copco AB, Class A(b)	28,335	316,666
Boliden AB	6,193	259,338
Electrolux AB, Class B(b)	8,332	129,089
Epiroc AB, Class A	5,928	114,456
Essity AB, Class B	10,800	282,815
Getinge AB, Class B	2,654	76,769
H & M Hennes & Mauritz AB, Class B(b)	14,686	202,075
Hexagon AB, Class B	14,283	173,580
Holmen AB, Class B	1,859	95,234
Husqvarna AB, Class B	8,234	74,078
Lundin Energy AB	5,678	274,508
Peab AB, Class B	6,424	48,392
Sandvik AB	12,205	249,498
Securitas AB, Class B(b)	11,588	123,358
Skanska AB, Class B	10,783	185,601
SKF AB, Class B	8,729	153,727
SSAB AB, Class A	31,453	193,534
Svenska Cellulosa AB S.C.A., Class B	11,497	207,821
Swedish Match AB	15,817	163,123
Tele2 AB, Class B	11,745	143,396
Telefonaktiebolaget LM Ericsson, Class B	46,319	374,911
Telia Co. AB(b)	89,826	367,433
Trelleborg AB, Class B	5,212	121,248
Volvo AB, Class B	35,828	626,427
		5,292,976
Switzerland-3.65%
ABB Ltd.	27,112	830,995
Adecco Group AG	6,681	259,908
Alcon, Inc.	5,922	443,586
Aryzta AG(a)	79,311	85,968
Barry Callebaut AG	55	120,609
Chocoladefabriken Lindt & Spruengli AG, PC	25	251,421
Cie Financiere Richemont S.A.	6,991	775,643
Clariant AG(b)	5,172	99,064
	Shares	Value
Switzerland-(continued)
DKSH Holding AG	1,275	$106,411
Dufry AG(a)	2,241	92,628
Geberit AG	283	155,236
Georg Fischer AG	1,783	100,259
Givaudan S.A.(b)	68	249,852
Helvetia Holding AG	1,528	188,260
Holcim AG(a)	16,638	824,133
IWG PLC(a)	17,423	55,181
Kuehne + Nagel International AG, Class R	604	159,294
Logitech International S.A., Class R(b)	1,071	65,363
Lonza Group AG	417	251,101
Novartis AG	44,201	4,005,319
Partners Group Holding AG	149	160,029
Roche Holding AG	11,308	3,850,536
Schindler Holding AG, PC(b)	841	172,534
SGS S.A.	84	208,565
SIG Group AG(a)	3,450	75,367
Sika AG	998	276,427
Sonova Holding AG, Class A	421	148,891
Swatch Group AG (The), BR(b)	1,277	328,259
Swisscom AG	672	397,360
		14,738,199
Turkey-0.04%
Eldorado Gold Corp.(a)	18,192	145,841
United Kingdom-9.29%
Admiral Group PLC	2,876	80,575
Ashtead Group PLC	3,169	165,866
Associated British Foods PLC	7,587	165,421
AstraZeneca PLC	11,048	1,455,595
B&M European Value Retail S.A.	14,987	73,607
Babcock International Group PLC(a)	43,362	184,496
BAE Systems PLC	81,948	780,791
Balfour Beatty PLC	30,883	101,353
Barratt Developments PLC	24,599	156,499
Beazley PLC	21,072	129,174
Bellway PLC	2,604	76,663
Berkeley Group Holdings PLC(a)	2,619	138,631
BP PLC	1,397,803	7,649,978
British American Tobacco PLC	65,154	2,875,621
BT Group PLC(b)	445,753	1,051,939
Bunzl PLC	7,359	256,627
Burberry Group PLC	6,006	129,663
Centrica PLC(a)	765,860	764,257
CNH Industrial N.V.	24,635	366,033
Coca-Cola Europacific Partners PLC	6,429	341,573
Compass Group PLC	29,785	667,239
Croda International PLC(b)	1,041	90,657
Currys PLC	122,361	129,152
DCC PLC	3,289	232,542
Diageo PLC	24,408	1,130,483
Direct Line Insurance Group PLC	57,062	185,038
Drax Group PLC	19,257	163,456
DS Smith PLC	31,302	120,875
easyJet PLC(a)	9,301	60,673
Entain PLC(a)	5,470	100,788
Experian PLC	7,849	262,734
Firstgroup PLC(a)	144,163	248,005
Hays PLC	50,214	77,587
Imperial Brands PLC	38,749	874,398
Inchcape PLC	17,056	156,381
InterContinental Hotels Group PLC	2,200	136,748

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
United Kingdom-(continued)
International Consolidated Airlines Group S.A.(a)(b)	172,779	$277,941
Intertek Group PLC	1,577	92,120
ITV PLC(b)	93,092	82,455
J Sainsbury PLC	128,554	370,046
John Wood Group PLC(a)	48,759	146,622
Johnson Matthey PLC(b)	6,334	168,436
Just Group PLC	66,302	68,102
Kingfisher PLC	83,059	275,935
Man Group PLC	43,120	139,230
Marks & Spencer Group PLC(a)	146,186	276,081
Meggitt PLC(a)	17,564	171,554
Melrose Industries PLC	134,082	228,804
Micro Focus International PLC	30,480	143,246
National Grid PLC	114,925	1,696,078
Next PLC	2,207	180,185
Pearson PLC(b)	22,208	211,147
Persimmon PLC	6,527	179,080
Petrofac Ltd.(a)	53,678	96,267
Reckitt Benckiser Group PLC	9,587	741,624
RELX PLC	23,860	684,411
Rentokil Initial PLC(b)	14,720	93,908
Rolls-Royce Holdings PLC(a)(b)	190,827	208,489
Royal Mail PLC(b)	40,263	157,609
Sage Group PLC (The)	12,713	105,202
Severn Trent PLC	4,105	150,809
Smith & Nephew PLC	11,628	189,486
Smiths Group PLC	6,983	136,851
SSE PLC	28,787	642,887
Subsea 7 S.A.(b)	14,136	146,883
Tate & Lyle PLC	9,716	91,165
Taylor Wimpey PLC	97,482	159,837
Tesco PLC	462,591	1,509,981
Travis Perkins PLC	7,877	119,724
Unilever PLC	45,469	2,191,903
Vodafone Group PLC(b)	1,936,985	3,187,699
Weir Group PLC (The)	3,361	67,287
WPP PLC	50,974	591,417
		37,561,619
United States-2.77%
Atlassian Corp. PLC, Class A(a)	750	132,990
Bausch Health Cos., Inc.(a)	13,613	132,272
	Shares	Value
United States-(continued)
Constellium SE(a)	11,443	$193,272
Ferguson PLC	3,731	448,212
GSK PLC	111,786	2,440,957
Nestle S.A.	41,567	5,073,641
QIAGEN N.V.(a)	1,855	85,071
Signify N.V.	3,344	133,189
Spotify Technology S.A.(a)	1,295	146,037
Stellantis N.V.	65,295	974,646
Swiss Re AG	15,012	1,235,978
Tenaris S.A.	12,464	208,626
		11,204,891
Zambia-0.18%
First Quantum Minerals Ltd.	25,537	739,348
Total Common Stocks & Other Equity Interests (Cost $385,467,370)		402,759,533
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $222,981)	222,981	222,981
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $385,690,351)		402,982,514
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.05%
Invesco Private Government Fund, 0.74%(d)(e)(f)	9,758,685	9,758,685
Invesco Private Prime Fund, 0.87%(d)(e)(f)	22,763,878	22,766,155
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,523,179)		32,524,840
TOTAL INVESTMENTS IN SECURITIES-107.76% (Cost $418,213,530)		435,507,354
OTHER ASSETS LESS LIABILITIES-(7.76)%		(31,368,306)
NET ASSETS-100.00%		$404,139,048

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
PC-Participation Certificate
Rts.-Rights
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $1,361,037, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$177,555	$17,872,989	$(17,827,563)	$-	$-	$222,981	$472
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,627,619	40,761,390	(37,630,324)	-	-	9,758,685	8,210*
Invesco Private Prime Fund	15,478,746	79,785,546	(72,498,539)	1,661	(1,259)	22,766,155	24,616*
Total	$22,283,920	$138,419,925	$(127,956,426)	$1,661	$(1,259)	$32,747,821	$33,298

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFITM Strategic Emerging Markets ETF (ISEM)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.92%
Brazil-8.93%
Ambev S.A.	35,100	$105,109
Americanas S.A.	1,099	4,662
B3 S.A. - Brasil, Bolsa, Balcao	22,700	61,174
Banco do Estado do Rio Grande do Sul S.A., Class B, Preference Shares	14,100	30,678
Banco Pan S.A., Preference Shares	5,300	8,925
BB Seguridade Participacoes S.A.	6,887	39,067
Braskem S.A., Class A, Preference Shares	5,007	47,021
BRF S.A.(a)	10,507	34,701
CCR S.A.	12,026	33,855
Centrais Eletricas Brasileiras S.A.	4,078	36,265
Cia Brasileira de Distribuicao	5,300	22,627
Cia de Saneamento Basico do Estado de Sao Paulo	4,034	38,973
Cia de Saneamento do Parana, Preference Shares	24,800	20,830
Cia Energetica de Minas Gerais, Preference Shares	31,255	76,841
Cia Paranaense de Energia, Class B, Preference Shares	34,900	54,280
Cia Siderurgica Nacional S.A.	3,018	13,910
Cogna Educacao(a)	47,343	26,476
Cosan S.A.	5,992	27,326
EDP - Energias do Brasil S.A.	6,533	29,586
Embraer S.A.(a)	12,510	33,634
Equatorial Energia S.A.	5,865	29,433
Gerdau S.A., Preference Shares	13,409	82,543
IRB Brasil Resseguros S.A.(a)	17,200	10,671
Klabin S.A.	6,200	29,230
Lojas Renner S.A.	2,761	15,499
M Dias Branco S.A.	3,400	18,591
Marfrig Global Foods S.A.	5,000	16,492
Metalurgica Gerdau S.A., Preference Shares	20,100	51,707
Natura & Co. Holding S.A.	1,800	6,256
Neoenergia S.A.	9,100	34,414
Pagseguro Digital Ltd., Class A(a)	949	14,577
Petroleo Brasileiro S.A., Preference Shares	176,885	1,122,096
Suzano S.A.	2,900	32,742
Telefonica Brasil S.A., ADR(b)	40,108	430,760
TIM S.A.	12,037	36,579
Ultrapar Participacoes S.A.	17,207	52,181
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	8,297	19,190
Vale S.A.	26,490	481,936
Vibra Energia S.A.	13,900	57,024
		3,287,861
Chile-0.80%
Cencosud S.A.	23,414	37,560
Colbun S.A.	116,695	8,719
Embotelladora Andina S.A., Class B, Preference Shares	10,052	20,144
Empresas CMPC S.A.	11,437	19,787
Empresas COPEC S.A.	4,462	35,453
Enel Americas S.A.	258,876	28,045
Enel Chile S.A.	384,148	9,852
Falabella S.A.	8,753	25,650
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	1,019	108,927
		294,137
	Shares	Value
China-56.39%
360 DigiTech, Inc., ADR(b)	1,224	$19,254
AAC Technologies Holdings, Inc.	5,249	11,414
Agile Group Holdings Ltd.	17,798	7,554
Air China Ltd., H Shares(a)	83,880	61,155
Alibaba Group Holding Ltd.(a)	38,237	469,095
Aluminum Corp. of China Ltd., H Shares(a)	228,288	104,170
Angang Steel Co. Ltd., H Shares	177,695	75,422
Anhui Conch Cement Co. Ltd., H Shares	41,107	208,533
ANTA Sports Products Ltd.	844	9,628
Autohome, Inc., ADR	545	19,805
BAIC Motor Corp. Ltd., H Shares(c)	368,704	118,428
Baidu, Inc., ADR(a)	2,698	378,664
BBMG Corp., H Shares	551,404	80,825
Beijing Enterprises Holdings Ltd.	12,359	43,320
Beijing North Star Co. Ltd., H Shares	105,727	14,150
BEST, Inc., ADR(a)	6,607	8,061
BYD Co. Ltd., H Shares	5,150	183,798
China Aoyuan Group Ltd.(d)	14,000	1,895
China BlueChemical Ltd., H Shares	57,470	20,217
China Coal Energy Co. Ltd., H Shares	134,147	123,109
China Communications Services Corp. Ltd., H Shares	80,000	37,524
China Conch Environment Protection Holdings Ltd.(a)	3,345	2,200
China Conch Venture Holdings Ltd.	3,845	9,998
China Datang Corp. Renewable Power Co. Ltd., H Shares	82,000	28,533
China Eastern Airlines Corp. Ltd., H Shares(a)	89,360	31,778
China Feihe Ltd.(c)	9,000	9,108
China Galaxy Securities Co. Ltd., H Shares	85,000	46,912
China Gas Holdings Ltd.	8,015	11,953
China Jinmao Holdings Group Ltd.	104,427	28,218
China Life Insurance Co. Ltd., H Shares	818,926	1,256,747
China Longyuan Power Group Corp. Ltd., H Shares	53,185	114,294
China Mengniu Dairy Co. Ltd.	10,389	53,365
China Molybdenum Co. Ltd., H Shares	120,614	59,188
China National Building Material Co. Ltd., H Shares	91,747	115,889
China Oilfield Services Ltd., H Shares	55,440	65,718
China Overseas Land & Investment Ltd.	40,893	118,839
China Pacific Insurance (Group) Co. Ltd., H Shares	183,419	429,234
China Petroleum & Chemical Corp., H Shares	4,455,679	2,152,433
China Power International Development Ltd.	98,713	50,202
China Railway Group Ltd., H Shares	1,002,620	693,925
China Railway Signal & Communication Corp. Ltd., H Shares(c)	115,263	40,989
China Reinsurance Group Corp., H Shares	1,692,423	148,845
China Resources Beer Holdings Co. Ltd.	3,024	18,925
China Resources Cement Holdings Ltd.	23,410	18,530
China Resources Gas Group Ltd.	4,533	18,980
China Resources Land Ltd.	20,182	90,035
China Resources Pharmaceutical Group Ltd.(c)	44,516	24,625
China Resources Power Holdings Co. Ltd.	43,895	90,413
China Shenhua Energy Co. Ltd., H Shares	359,312	1,202,203
China Southern Airlines Co. Ltd., H Shares(a)	91,313	50,396
China Taiping Insurance Holdings Co. Ltd.	88,003	101,177
China Tower Corp. Ltd., H Shares(c)	2,163,607	253,713
China Vanke Co. Ltd., H Shares	207,900	460,024
China Yongda Automobiles Services Holdings Ltd.	14,931	15,434
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
China-(continued)
CIFI Holdings Group Co. Ltd.(b)	34,347	$14,929
CITIC Securities Co. Ltd., H Shares	55,500	120,118
COSCO SHIPPING Development Co. Ltd., H Shares	191,000	39,195
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	42,160	26,815
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	71,719	127,065
COSCO SHIPPING Ports Ltd.	24,000	18,079
Country Garden Holdings Co. Ltd.	104,397	65,468
CSPC Pharmaceutical Group Ltd.	20,944	22,424
Daqo New Energy Corp., ADR(a)	270	13,203
Datang International Power Generation Co. Ltd., H Shares	382,721	68,295
Dongfang Electric Corp. Ltd., H Shares	45,600	52,310
Dongfeng Motor Group Co. Ltd., H Shares	165,547	130,192
DouYu International Holdings Ltd., ADR(a)	3,565	4,599
ENN Energy Holdings Ltd.	2,802	42,965
FinVolution Group, ADR	3,350	14,104
Fosun International Ltd.	30,703	31,229
Fuyao Glass Industry Group Co. Ltd., H Shares(c)	9,785	47,519
GDS Holdings Ltd., ADR(a)(b)	372	10,412
Geely Automobile Holdings Ltd.	26,926	51,480
GF Securities Co. Ltd., H Shares	55,800	73,684
GOME Retail Holdings Ltd.(a)	131,525	6,538
Great Wall Motor Co. Ltd., H Shares	48,659	87,574
Guangdong Investment Ltd.	18,070	22,802
Guangshen Railway Co. Ltd., H Shares(a)	194,726	35,989
Guangzhou Automobile Group Co. Ltd., H Shares	125,945	119,274
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	19,482	54,382
Guangzhou R&F Properties Co. Ltd., H Shares(b)	36,228	12,883
Harbin Electric Co. Ltd., H Shares	80,000	22,331
Hello Group, Inc., ADR	6,309	38,359
Hengan International Group Co. Ltd.	4,544	22,559
Hisense Home Appliances Group Co. Ltd., H Shares	16,973	17,653
Hollysys Automation Technologies Ltd.	1,583	24,125
Huadian Power International Corp. Ltd., H Shares	366,322	131,204
Huaneng Power International, Inc., H Shares	569,188	289,471
Huatai Securities Co. Ltd., H Shares(c)	24,000	33,588
Huazhu Group Ltd., ADR	425	13,813
HUYA, Inc., ADR(a)	2,093	8,853
iQIYI, Inc., ADR(a)	3,791	15,543
JD.com, Inc., A Shares	293	8,440
Jiangsu Expressway Co. Ltd., H Shares	51,219	52,945
Jiangxi Copper Co. Ltd., H Shares	53,319	86,718
JinkoSolar Holding Co. Ltd., ADR(a)	1,625	99,564
JOYY, Inc., ADR	1,108	46,968
Kaisa Group Holdings Ltd.(d)	32,000	2,912
Kingboard Holdings Ltd.	8,006	38,369
Kunlun Energy Co. Ltd.	50,756	43,733
Legend Holdings Corp., H Shares(c)	54,352	64,428
Lenovo Group Ltd.	112,895	111,376
LexinFintech Holdings Ltd., ADR(a)	2,996	6,052
Longfor Group Holdings Ltd.(c)	8,826	44,043
Maanshan Iron & Steel Co. Ltd., H Shares	84,091	32,262
Meituan, B Shares(a)(c)	2,361	56,275
Metallurgical Corp. of China Ltd., H Shares	1,303,302	328,917
New China Life Insurance Co. Ltd., H Shares	68,248	178,763
New Oriental Education & Technology Group, Inc., ADR(a)	902	11,780
	Shares	Value
China-(continued)
People’s Insurance Co. Group of China Ltd. (The), H Shares	538,492	$169,532
PetroChina Co. Ltd., H Shares	7,212,398	3,870,244
PICC Property & Casualty Co. Ltd., H Shares	127,441	123,777
Pinduoduo, Inc., ADR(a)	2,001	100,750
Ping An Insurance (Group) Co. of China Ltd., H Shares	176,105	1,129,058
Qingdao Port International Co. Ltd., H Shares(c)	45,539	23,276
Qudian, Inc., ADR(a)	19,549	16,544
Red Star Macalline Group Corp. Ltd., H Shares(a)(c)	81,085	33,486
Seazen Group Ltd.	25,908	10,997
Shandong Chenming Paper Holdings Ltd., H Shares	58,502	22,519
Shandong Gold Mining Co. Ltd., H Shares(c)	21,189	37,703
Shanghai Electric Group Co. Ltd., H Shares	291,592	72,846
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	5,695	23,991
Shanghai Industrial Holdings Ltd.	11,000	16,544
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	44,379	72,291
Shenzhen Expressway Co. Ltd., H Shares	26,772	28,323
Shenzhen International Holdings Ltd.	14,217	13,700
Shenzhou International Group Holdings Ltd.	1,159	16,028
Shimao Group Holdings Ltd.(d)	13,567	3,822
Sino Biopharmaceutical Ltd.	18,853	10,597
Sino-Ocean Group Holding Ltd.	173,931	30,815
Sinopec Engineering Group Co. Ltd., H Shares	31,707	16,206
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	314,062	61,647
Sinopharm Group Co. Ltd., H Shares	67,817	168,212
Sinotrans Ltd., H Shares	125,815	39,931
Sinotruk Hong Kong Ltd.	8,500	12,069
Sohu.com Ltd., ADR(a)	964	13,930
Sun Art Retail Group Ltd.	26,269	7,902
Sunac China Holdings Ltd.(d)	22,312	9,769
Sunny Optical Technology Group Co. Ltd.	1,096	17,295
TAL Education Group, ADR(a)	2,636	10,808
Tencent Holdings Ltd.	7,240	334,429
Tencent Music Entertainment Group, ADR(a)	10,294	43,029
Tianneng Power International Ltd.(b)	10,000	9,572
Tingyi Cayman Islands Holding Corp.	11,885	21,057
Tsingtao Brewery Co. Ltd., H Shares	3,030	26,185
Vipshop Holdings Ltd., ADR(a)	6,032	56,098
Want Want China Holdings Ltd.	28,656	28,526
Weibo Corp., ADR(a)	1,135	24,970
Weichai Power Co. Ltd., H Shares	81,368	126,529
WuXi AppTec Co. Ltd., H Shares(c)	1,628	20,097
Xiaomi Corp., B Shares(a)(c)	46,000	71,179
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares(b)	31,200	51,141
Xinyuan Real Estate Co. Ltd., ADR(a)	15,287	14,064
Yangzijiang Shipbuilding Holdings Ltd.	23,634	15,947
Yankuang Energy Group Co. Ltd., H Shares	68,412	224,972
Yiren Digital Ltd., ADR(a)	5,584	9,605
Yuexiu Property Co. Ltd.	12,800	13,917
Yum China Holdings, Inc.	2,771	125,970
Zhengqi Holdings Co. Ltd., Rts., TBA(a)(d)(e)	1,142	0
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	17,800	19,013
Zhongsheng Group Holdings Ltd.	2,500	17,749
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	6,300	26,981

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
China-(continued)
Zijin Mining Group Co. Ltd., H Shares	97,189	$132,054
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	47,400	29,242
ZTE Corp., H Shares	28,850	63,543
ZTO Express Cayman, Inc., ADR	4,267	114,953
		20,758,849
Czech Rep-0.28%
CEZ A.S.	2,114	102,654
Egypt-0.08%
Commercial International Bank Egypt S.A.E.	13,531	29,964
Greece-0.45%
Hellenic Telecommunications Organization S.A.	1,593	30,188
Motor Oil Hellas Corinth Refineries S.A.	1,628	28,549
OPAP S.A.	756	11,249
Public Power Corp. S.A.(a)	2,520	16,521
Star Bulk Carriers Corp.	1,345	44,008
Tsakos Energy Navigation Ltd.	3,198	34,411
		164,926
Hong Kong-0.12%
Nine Dragons Paper Holdings Ltd.	16,182	14,541
Skyworth Group Ltd.	59,409	30,365
		44,906
Hungary-0.21%
Gedeon Richter PLC	473	9,237
MOL Hungarian Oil & Gas PLC	9,419	67,572
		76,809
India-3.57%
Dr. Reddy’s Laboratories Ltd., ADR	1,017	56,291
ICICI Bank Ltd., ADR(b)	21,746	418,611
Infosys Ltd., ADR	23,515	443,493
Tata Motors Ltd., ADR(a)(b)	6,609	188,357
Tata Steel Ltd., GDR(c)	7,363	96,455
Wipro Ltd., ADR	12,803	76,562
WNS (Holdings) Ltd., ADR(a)	472	34,347
		1,314,116
Indonesia-1.69%
PT Adaro Energy Indonesia Tbk	297,121	66,634
PT Astra International Tbk	202,360	102,006
PT Bank Mandiri (Persero) Tbk	179,438	104,604
PT Bank Rakyat Indonesia (Persero) Tbk	311,174	98,809
PT Indah Kiat Pulp & Paper Corp. Tbk	29,622	16,760
PT Indofood Sukses Makmur Tbk	56,502	25,575
PT Perusahaan Gas Negara Tbk(a)	260,735	32,187
PT Telkom Indonesia (Persero) Tbk	433,299	128,079
PT United Tractors Tbk	21,670	46,517
		621,171
Kuwait-0.16%
Agility Public Warehousing Co. KSC	7,759	29,090
Mobile Telecommunications Co. KSCP	15,304	31,488
		60,578
Malaysia-1.04%
Axiata Group Bhd.	50,802	37,244
DRB-Hicom Bhd	47,300	13,180
Genting Bhd.	40,582	44,025
Genting Malaysia Bhd.	26,400	18,089
IJM Corp. Bhd.	50,500	20,761
Kuala Lumpur Kepong Bhd.	2,800	16,345
	Shares	Value
Malaysia-(continued)
MISC Bhd.	25,032	$40,991
Petronas Chemicals Group Bhd.	14,312	33,537
Sime Darby Bhd.	116,522	58,281
Telekom Malaysia Bhd.	15,374	18,820
Tenaga Nasional Bhd.	39,998	83,586
		384,859
Mexico-4.12%
Alfa S.A.B. de C.V., Class A	82,990	63,654
Arca Continental S.A.B. de C.V.	6,812	46,232
Cemex S.A.B. de C.V., ADR(a)	30,108	140,604
Coca-Cola FEMSA S.A.B. de C.V., ADR	3,850	229,653
El Puerto de Liverpool S.A.B. de C.V., Series C-1	11,845	62,413
Fomento Economico Mexicano, S.A.B. de C.V., ADR	5,891	440,882
Gruma S.A.B. de C.V., Class B	1,808	21,449
Grupo Bimbo S.A.B. de C.V., Series A	17,208	56,496
Grupo Financiero Banorte S.A.B. de C.V., Class O(b)	16,405	106,179
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	22,195	45,138
Grupo Mexico S.A.B. de C.V., Class B	15,954	78,673
Grupo Televisa S.A.B., ADR	6,658	67,978
Industrias Penoles S.A.B. de C.V.	1,070	12,563
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(b)	14,653	22,649
Orbia Advance Corp. S.A.B. de C.V.	10,288	27,582
Wal-Mart de Mexico S.A.B. de C.V., Series V	26,052	96,170
		1,518,315
Peru-0.09%
Cia de Minas Buenaventura S.A.A., ADR	3,961	33,827
Philippines-0.14%
AC Energy Corp.	4,935	673
Ayala Corp.	1,645	21,886
International Container Terminal Services, Inc.	6,987	28,942
		51,501
Poland-1.08%
Cyfrowy Polsat S.A.	2,383	12,505
Enea S.A.(a)	10,579	22,042
Grupa Lotos S.A.(a)	2,153	35,504
KGHM Polska Miedz S.A.	820	27,910
Orange Polska S.A.(a)(b)	10,713	15,732
PGE Polska Grupa Energetyczna S.A.(a)	20,359	48,108
Polski Koncern Naftowy ORLEN S.A.	6,442	111,325
Polskie Gornictwo Naftowe i Gazownictwo S.A.	20,409	28,559
Powszechny Zaklad Ubezpieczen S.A.(b)	8,936	67,662
Tauron Polska Energia S.A.(a)	35,529	27,442
		396,789
Russia-0.00%
Aeroflot PJSC(a)(d)	15,654	0
Alrosa PJSC(d)	20,898	0
Bashneft PJSC, Preference Shares(d)	3,265	0
Federal Grid Co. Unified Energy System PJSC(d)	4,903,095	0
Gazprom PJSC(d)	192,768	0
Inter RAO UES PJSC(d)	484,005	0
Lenta International Co. PJSC, GDR(a)(d)	7,182	0
Lukoil PJSC(d)	5,375	0
Magnit PJSC(d)	825	0
MMC Norilsk Nickel PJSC(d)	264	0
Mobile TeleSystems PJSC(d)	9,047	0

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Russia-(continued)
Nizhnekamskneftekhim PJSC, Preference Shares(d)	17,391	$0
Novatek PJSC(d)	1,922	0
Novolipetsk Steel PJSC(d)	7,352	0
PhosAgro PJSC(d)	214	0
Polymetal International PLC(d)	1,099	0
Polyus PJSC(d)	91	0
Rosneft Oil Co. PJSC(d)	28,631	0
Rostelecom PJSC(d)	15,754	0
RusHydro PJSC(d)	1,184,728	0
Severstal PAO(d)	1,051	0
Sistema PJSFC(d)	55,673	0
Surgutneftegas PJSC(d)	771,775	0
Tatneft PJSC(d)	18,419	0
TCS Group Holding PLC, GDR(a)(c)(d)	188	0
Transneft PJSC, Preference Shares(d)	26	0
X5 Retail Group N.V., GDR(c)(d)	3,143	0
Yandex N.V., Class A(a)(d)	322	0
		-
Singapore-0.02%
Yangzijiang Financial Holding Ltd.(a)	23,634	8,620
South Africa-2.98%
Aspen Pharmacare Holdings Ltd.	1,994	20,682
Barloworld Ltd.	3,469	21,971
Bid Corp. Ltd.	2,234	48,038
Bidvest Group Ltd. (The)	2,812	39,364
Capitec Bank Holdings Ltd.	262	37,882
Discovery Ltd.(a)	2,461	22,970
Exxaro Resources Ltd.	3,626	51,485
Foschini Group Ltd. (The)	2,163	19,664
Gold Fields Ltd.	2,893	28,412
Impala Platinum Holdings Ltd.	1,647	22,620
Motus Holdings Ltd.	3,401	24,995
Mr Price Group Ltd.	1,325	17,642
Nedbank Group Ltd.	1,359	20,703
Old Mutual Ltd.(b)	101,677	83,253
Pick n Pay Stores Ltd.	5,379	18,988
Remgro Ltd.	5,922	57,207
Sanlam Ltd.	19,318	83,637
Sappi Ltd.(a)	11,584	42,281
Sasol Ltd.(a)	10,632	283,208
Shoprite Holdings Ltd.	4,222	58,422
Sibanye Stillwater Ltd.	7,787	25,529
SPAR Group Ltd. (The)(b)	2,500	24,595
Tiger Brands Ltd.(b)	1,339	12,291
Woolworths Holdings Ltd.	8,897	31,783
		1,097,622
Switzerland-0.07%
Mediclinic International PLC(a)	5,378	25,972
Taiwan-13.90%
Acer, Inc.	33,169	33,255
ASE Technology Holding Co. Ltd.	25,457	91,654
Asia Cement Corp.	22,028	33,697
Asustek Computer, Inc.	6,855	80,654
AU Optronics Corp.	114,784	71,184
Catcher Technology Co. Ltd.	9,100	51,418
Chailease Holding Co. Ltd.	3,168	24,558
Cheng Shin Rubber Industry Co. Ltd.	10,108	12,380
Chicony Electronics Co. Ltd.(a)	6,000	17,860
China Airlines Ltd.(a)	34,401	32,119
	Shares	Value
Taiwan-(continued)
China Development Financial Holding Corp.	282,439	$157,640
China Steel Corp.	82,512	98,503
Chunghwa Telecom Co. Ltd.	23,419	102,471
Compal Electronics, Inc.	138,252	109,554
Delta Electronics, Inc.	6,764	56,279
Eva Airways Corp.(a)	33,716	39,611
Evergreen Marine Corp. Taiwan Ltd.	6,000	29,044
Far Eastern New Century Corp.	57,520	60,443
Far EasTone Telecommunications Co. Ltd.	12,180	33,445
Formosa Chemicals & Fibre Corp.	33,552	94,789
Formosa Plastics Corp.	32,272	116,746
Foxconn Technology Co. Ltd.	12,653	23,802
Fubon Financial Holding Co. Ltd.	58,400	128,973
General Interface Solution Holding Ltd.	6,000	18,791
Hon Hai Precision Industry Co. Ltd.	201,589	784,825
Hotai Motor Co. Ltd.	1,658	36,159
Innolux Corp.	116,264	55,879
Inventec Corp.	56,325	50,067
Largan Precision Co. Ltd.	389	22,382
Lite-On Technology Corp.	21,514	46,845
MediaTek, Inc.	3,436	107,134
Mercuries & Associates Holding Ltd.	41,518	28,108
Mercuries Life Insurance Co. Ltd.(a)	114,587	28,425
Micro-Star International Co. Ltd.	5,040	23,442
Nan Ya Plastics Corp.	36,667	107,759
Nanya Technology Corp.	9,468	21,790
Novatek Microelectronics Corp.	1,416	19,807
Pegatron Corp.	58,819	141,044
Pou Chen Corp.	38,628	41,656
Powertech Technology, Inc.	7,877	26,569
President Chain Store Corp.	3,976	37,739
Qisda Corp.	20,000	20,121
Quanta Computer, Inc.	37,874	103,868
Radiant Opto-Electronics Corp.	5,000	18,002
Realtek Semiconductor Corp.	1,261	19,333
Shin Kong Financial Holding Co. Ltd.	166,000	53,017
Silicon Motion Technology Corp., ADR	312	28,177
Sino-American Silicon Products, Inc.	4,586	27,255
Synnex Technology International Corp.	17,879	43,304
Taiwan Cement Corp.	33,481	49,140
Taiwan Mobile Co. Ltd.	10,381	38,627
Taiwan Semiconductor Manufacturing Co. Ltd.	54,990	1,060,961
Teco Electric and Machinery Co. Ltd.	18,556	19,787
TPK Holding Co. Ltd.	12,240	14,443
Unimicron Technology Corp.	5,519	40,977
Uni-President Enterprises Corp.	40,385	93,779
United Microelectronics Corp.	58,003	102,717
Walsin Lihwa Corp.(a)	30,141	48,911
Winbond Electronics Corp.	17,000	17,161
Wistron Corp.	96,194	94,123
WPG Holdings Ltd.	39,406	71,684
Yageo Corp.	1,748	24,391
Zhen Ding Technology Holding Ltd.	7,101	29,603
		5,117,881
Thailand-1.39%
Advanced Info Service PCL, NVDR	5,534	35,093
Airports of Thailand PCL, NVDR(a)	9,427	19,215
Charoen Pokphand Foods PCL, NVDR	35,049	26,630
CP ALL PCL, NVDR	25,643	49,645
Indorama Ventures PCL, NVDR	15,092	21,721
IRPC PCL, NVDR	183,037	18,507
PTT Exploration & Production PCL, NVDR	13,972	69,207

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Thailand-(continued)
PTT Global Chemical PCL, NVDR	23,258	$32,794
PTT PCL, NVDR	147,804	165,210
Siam Cement PCL (The), NVDR	2,256	24,524
Thai Beverage PCL	43,645	22,126
Thai Oil PCL, NVDR	15,703	26,615
		511,287
Turkey-0.70%
BIM Birlesik Magazalar A.S.	3,962	19,950
Eregli Demir ve Celik Fabrikalari TAS	31,269	65,269
Is Yatirim Menkul Degerler A.S.	9,320	11,087
Turk Hava Yollari AO(a)	19,894	60,589
Turkcell Iletisim Hizmetleri A.S.	21,162	24,979
Turkiye Petrol Rafinerileri A.S.(a)	3,639	60,211
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	54,101	14,099
		256,184
United Arab Emirates-0.34%
Aldar Properties PJSC	24,650	35,501
Emaar Properties PJSC	57,776	89,815
		125,316
United Republic of Tanzania-0.07%
AngloGold Ashanti Ltd.	1,483	26,086
	Shares	Value
United States-0.30%
JBS S.A.	14,571	$109,469
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.92% (Cost $40,073,200)		36,419,699
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.41%
Invesco Private Government Fund, 0.74%(f)(g)(h)	380,384	380,384
Invesco Private Prime Fund, 0.87%(f)(g)(h)	873,872	873,960
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,254,275)		1,254,344
TOTAL INVESTMENTS IN SECURITIES-102.33% (Cost $41,327,475)		37,674,043
OTHER ASSETS LESS LIABILITIES-(2.33)%		(858,156)
NET ASSETS-100.00%		$36,815,887

Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Rts.-Rights
TBA-To Be Announced

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $974,912, which represented 2.65% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,167,813	$(8,167,813)	$-	$-	$-	$120
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	122,013	2,804,380	(2,546,009)	-	-	380,384	374*
Invesco Private Prime Fund	284,696	5,816,510	(5,227,069)	69	(246)	873,960	1,102*
Total	$406,709	$16,788,703	$(15,940,891)	$69	$(246)	$1,254,344	$1,596

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
May 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US ETF (IUS)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-9.51%
Activision Blizzard, Inc.	1,289	$100,387
Alphabet, Inc., Class A(a)	1,601	3,642,659
Altice USA, Inc., Class A(a)	3,997	45,486
AT&T, Inc.	91,997	1,958,616
Charter Communications, Inc., Class A(a)	827	419,231
Comcast Corp., Class A	22,663	1,003,518
DISH Network Corp., Class A(a)(b)	2,872	65,568
Electronic Arts, Inc.	801	111,059
Fox Corp., Class A	4,206	149,355
Interpublic Group of Cos., Inc. (The)	2,349	75,708
Liberty Global PLC, Class C (United Kingdom)(a)	7,990	203,026
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	2,509	103,120
Loyalty Ventures, Inc.(a)	202	2,141
Lumen Technologies, Inc.(b)	18,770	229,745
Meta Platforms, Inc., Class A(a)	5,223	1,011,382
Netflix, Inc.(a)	236	46,596
News Corp., Class A	3,116	54,218
Nexstar Media Group, Inc., Class A	326	57,122
Omnicom Group, Inc.	1,297	96,769
Paramount Global, Class B	4,822	165,539
Sinclair Broadcast Group, Inc., Class A	1,456	35,279
Take-Two Interactive Software, Inc.(a)(b)	203	25,280
Telephone & Data Systems, Inc.(b)	2,251	39,910
T-Mobile US, Inc.(a)	3,699	493,040
Twitter, Inc.(a)	1,237	48,985
Verizon Communications, Inc.	29,980	1,537,674
Walt Disney Co. (The)(a)	4,308	475,775
		12,197,188
Consumer Discretionary-8.90%
Adient PLC(a)	965	34,151
Advance Auto Parts, Inc.	391	74,235
Amazon.com, Inc.(a)	608	1,461,748
Aptiv PLC(a)	680	72,243
Aramark	1,686	58,116
Asbury Automotive Group, Inc.(a)(b)	173	31,339
Autoliv, Inc. (Sweden)	452	36,196
AutoNation, Inc.(a)(b)	662	79,149
AutoZone, Inc.(a)	86	177,130
Bath & Body Works, Inc.	837	34,334
Bed Bath & Beyond, Inc.(a)(b)	1,935	16,738
Best Buy Co., Inc.	2,137	175,362
Booking Holdings, Inc.(a)	80	179,485
BorgWarner, Inc.	1,394	56,206
Brunswick Corp.	422	31,747
Capri Holdings Ltd.(a)	695	33,874
CarMax, Inc.(a)(b)	824	81,798
Chipotle Mexican Grill, Inc.(a)	31	43,479
D.R. Horton, Inc.	1,556	116,933
Dana, Inc.	1,420	23,515
Darden Restaurants, Inc.	429	53,625
Dick’s Sporting Goods, Inc.	765	62,141
Dollar General Corp.	1,319	290,628
Dollar Tree, Inc.(a)	1,383	221,736
eBay, Inc.	4,714	229,430
Foot Locker, Inc.	795	26,219
Ford Motor Co.	69,240	947,203
Gap, Inc. (The)(b)	1,238	13,655
Garmin Ltd.	359	37,918
General Motors Co.(a)	13,979	540,708
Gentex Corp.	1,045	32,479
Genuine Parts Co.	836	114,306
	Shares	Value
Consumer Discretionary-(continued)
Goodyear Tire & Rubber Co. (The)(a)	3,735	$48,256
Group 1 Automotive, Inc.	304	54,595
Hanesbrands, Inc.	2,510	29,794
Harley-Davidson, Inc.	981	34,512
Hasbro, Inc.	529	47,478
Hilton Worldwide Holdings, Inc.	489	68,881
Home Depot, Inc. (The)	3,314	1,003,313
Kohl’s Corp.	2,005	80,842
Lear Corp.	480	67,661
Leggett & Platt, Inc.	666	26,087
Lennar Corp., Class A	2,280	182,970
Lithia Motors, Inc., Class A	163	49,629
LKQ Corp.	1,677	86,181
Lowe’s Cos., Inc.	3,359	656,013
Macy’s, Inc.	5,644	133,481
Marriott International, Inc., Class A	696	119,420
Marriott Vacations Worldwide Corp.	195	28,805
McDonald’s Corp.	1,512	381,342
Mohawk Industries, Inc.(a)	381	53,896
Murphy USA, Inc.	364	90,680
Newell Brands, Inc.	2,850	61,104
NIKE, Inc., Class B	2,504	297,600
NVR, Inc.(a)	14	62,309
ODP Corp. (The)(a)	1,104	42,162
O’Reilly Automotive, Inc.(a)	248	158,018
Penske Automotive Group, Inc.	430	49,510
Polaris, Inc.	367	39,104
PulteGroup, Inc.	1,723	77,983
PVH Corp.	612	43,372
Qurate Retail, Inc., Class A(b)	8,726	31,501
Ralph Lauren Corp.	425	42,963
Ross Stores, Inc.	913	77,623
Service Corp. International	911	63,797
Signet Jewelers Ltd.(b)	603	35,939
Starbucks Corp.	2,006	157,471
Tapestry, Inc.	1,203	41,504
Target Corp.	2,502	405,024
Taylor Morrison Home Corp., Class A(a)	1,622	46,989
Tenneco, Inc., Class A(a)	3,714	64,289
Tesla, Inc.(a)	296	224,445
Thor Industries, Inc.(b)	367	27,881
TJX Cos., Inc. (The)	3,643	231,586
Toll Brothers, Inc.	1,216	61,372
Tractor Supply Co.	432	80,940
Tri Pointe Homes, Inc.(a)	1,549	32,637
Ulta Beauty, Inc.(a)	168	71,081
VF Corp.	1,265	63,832
Victoria’s Secret & Co.(a)(b)	279	11,498
Wayfair, Inc., Class A(a)(b)	170	10,096
Whirlpool Corp.	494	91,015
Williams-Sonoma, Inc.	347	44,388
Yum! Brands, Inc.	326	39,599
		11,420,294
Consumer Staples-9.08%
Altria Group, Inc.	9,480	512,773
Archer-Daniels-Midland Co.	3,793	344,480
BJ’s Wholesale Club Holdings, Inc.(a)	1,296	75,000
Brown-Forman Corp., Class B	544	35,969
Bunge Ltd.	1,312	155,236
Campbell Soup Co.	995	47,671
Casey’s General Stores, Inc.	191	40,022
Church & Dwight Co., Inc.	661	59,530
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Clorox Co. (The)	470	$68,319
Coca-Cola Co. (The)	11,322	717,588
Colgate-Palmolive Co.	2,465	194,267
Conagra Brands, Inc.	2,818	92,684
Constellation Brands, Inc., Class A	562	137,954
Costco Wholesale Corp.	2,060	960,413
Estee Lauder Cos., Inc. (The), Class A	504	128,344
General Mills, Inc.	2,984	208,432
Herbalife Nutrition Ltd.(a)(b)	837	18,238
Hershey Co. (The)	557	117,923
Hormel Foods Corp.	1,862	90,624
Ingredion, Inc.	487	46,114
JM Smucker Co. (The)	767	96,159
Kellogg Co.	1,426	99,449
Keurig Dr Pepper, Inc.	2,725	94,667
Kimberly-Clark Corp.	1,465	194,874
Kraft Heinz Co. (The)	8,051	304,569
Kroger Co. (The)	15,430	817,327
McCormick & Co., Inc.	690	63,977
Molson Coors Beverage Co., Class B	2,169	121,117
Mondelez International, Inc., Class A	5,866	372,843
Monster Beverage Corp.(a)	603	53,739
Nomad Foods Ltd. (United Kingdom)(a)	1,229	25,649
PepsiCo, Inc.	4,796	804,529
Performance Food Group Co.(a)	1,767	76,582
Philip Morris International, Inc.	4,668	495,975
Post Holdings, Inc.(a)	517	42,513
Procter & Gamble Co. (The)	9,179	1,357,391
Rite Aid Corp.(a)(b)	3,742	20,843
SpartanNash Co.	1,662	57,189
Spectrum Brands Holdings, Inc.	403	35,359
Sysco Corp.	2,923	246,058
Tyson Foods, Inc., Class A	3,395	304,226
United Natural Foods, Inc.(a)	2,391	101,402
US Foods Holding Corp.(a)	2,433	80,581
Walgreens Boots Alliance, Inc.	10,083	441,938
Walmart, Inc.	10,013	1,287,972
		11,648,509
Energy-11.26%
Antero Resources Corp.(a)	3,653	156,641
APA Corp.	2,520	118,465
Baker Hughes Co., Class A	6,912	248,694
Cheniere Energy, Inc.	799	109,279
Chevron Corp.	15,842	2,766,964
ConocoPhillips	8,056	905,172
Coterra Energy, Inc.	2,302	79,028
Devon Energy Corp.	3,090	231,441
DT Midstream, Inc.	601	34,918
EOG Resources, Inc.	3,225	441,696
Exxon Mobil Corp.	38,109	3,658,464
Halliburton Co.	5,956	241,218
Helmerich & Payne, Inc.	1,358	68,375
Hess Corp.	892	109,779
HF Sinclair Corp.	2,599	127,611
Kinder Morgan, Inc.	16,200	318,978
Marathon Petroleum Corp.	8,205	835,187
NOV, Inc.	4,000	80,000
Occidental Petroleum Corp.	12,025	833,453
ONEOK, Inc.	2,616	172,264
Ovintiv, Inc.	3,882	217,353
PBF Energy, Inc., Class A(a)	3,342	110,954
Phillips 66	5,561	560,604
	Shares	Value
Energy-(continued)
Pioneer Natural Resources Co.	911	$253,203
Schlumberger N.V.	9,433	433,541
Targa Resources Corp.	2,362	170,111
TechnipFMC PLC (United Kingdom)(a)(b)	8,322	68,573
Valero Energy Corp.	5,631	729,778
Williams Cos., Inc. (The)	7,819	289,772
World Fuel Services Corp.	2,799	69,387
		14,440,903
Financials-8.37%
Affiliated Managers Group, Inc.	320	42,758
Alleghany Corp.(a)	123	102,555
Allstate Corp. (The)	3,445	470,897
American Express Co.	2,489	420,193
Aon PLC, Class A	647	178,358
Apollo Global Management, Inc.	626	36,083
Arch Capital Group Ltd.(a)	2,975	141,193
Arthur J. Gallagher & Co.	572	92,630
Assurant, Inc.	550	97,180
AXIS Capital Holdings Ltd.	902	52,830
Berkshire Hathaway, Inc., Class B(a)	13,439	4,246,455
Blackstone, Inc., Class A	2,175	256,193
Brown & Brown, Inc.	680	40,372
Cboe Global Markets, Inc.	556	62,444
Chubb Ltd.	3,384	715,005
Cincinnati Financial Corp.	831	106,252
Everest Re Group Ltd.	467	131,927
Fidelity National Financial, Inc.	2,020	85,446
First American Financial Corp.	978	59,257
Franklin Resources, Inc.	1,776	48,094
Globe Life, Inc.	822	80,203
Hanover Insurance Group, Inc. (The)	378	55,415
Hartford Financial Services Group, Inc. (The)	3,359	243,561
Janus Henderson Group PLC(b)	1,448	40,703
Kemper Corp.	586	30,958
Lazard Ltd., Class A	731	25,775
Loews Corp.	2,724	178,395
LPL Financial Holdings, Inc.	315	61,800
Markel Corp.(a)	81	110,924
Marsh & McLennan Cos., Inc.	1,326	212,094
MGIC Investment Corp.	2,924	40,731
Moody’s Corp.	280	84,440
Mr. Cooper Group, Inc.(a)	1,052	45,615
MSCI, Inc.	97	42,908
Nasdaq, Inc.	349	54,186
Old Republic International Corp.	3,026	72,382
OneMain Holdings, Inc.	1,265	55,736
Progressive Corp. (The)	3,727	444,929
Radian Group, Inc.	1,937	41,665
Raymond James Financial, Inc.	1,334	131,386
Reinsurance Group of America, Inc.	1,338	168,387
S&P Global, Inc.	385	134,550
StoneX Group, Inc.(a)	2,015	151,266
T. Rowe Price Group, Inc.(b)	785	99,766
Travelers Cos., Inc. (The)	2,359	422,355
Unum Group	3,695	134,683
W.R. Berkley Corp.	1,393	99,084
Willis Towers Watson PLC	419	88,438
		10,738,457
Health Care-16.59%
Abbott Laboratories	3,964	465,611
AbbVie, Inc.	6,016	886,578

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Agilent Technologies, Inc.	650	$82,914
Align Technology, Inc.(a)	56	15,548
AmerisourceBergen Corp.	3,723	576,283
Amgen, Inc.	2,264	581,259
Anthem, Inc.	1,884	960,105
Avantor, Inc.(a)	1,771	56,743
Baxter International, Inc.	1,669	126,927
Becton, Dickinson and Co.	1,032	263,986
Biogen, Inc.(a)	1,565	313,000
Bio-Rad Laboratories, Inc., Class A(a)	73	39,259
Boston Scientific Corp.(a)	2,997	122,907
Bristol-Myers Squibb Co.	12,482	941,767
Cardinal Health, Inc.	9,038	509,020
Centene Corp.(a)	5,992	487,989
Cerner Corp.	1,365	129,470
Cigna Corp.	3,429	919,966
Community Health Systems, Inc.(a)	3,890	20,384
Cooper Cos., Inc. (The)	95	33,320
CVS Health Corp.	15,611	1,510,364
Danaher Corp.	1,093	288,355
DaVita, Inc.(a)	1,189	115,916
DENTSPLY SIRONA, Inc.	795	31,450
Edwards Lifesciences Corp.(a)	761	76,747
Elanco Animal Health, Inc.(a)	1,093	25,904
Eli Lilly and Co.	1,502	470,787
Embecta Corp.(a)(b)	207	5,130
Encompass Health Corp.	404	26,478
Gilead Sciences, Inc.	7,047	456,998
HCA Healthcare, Inc.	1,434	301,714
Henry Schein, Inc.(a)	773	66,200
Hologic, Inc.(a)	961	72,335
Humana, Inc.	926	420,617
Illumina, Inc.(a)	181	43,346
Intuitive Surgical, Inc.(a)	319	72,617
IQVIA Holdings, Inc.(a)	476	102,459
Jazz Pharmaceuticals PLC(a)(b)	231	34,576
Johnson & Johnson	8,211	1,474,121
Laboratory Corp. of America Holdings	421	103,869
McKesson Corp.	4,038	1,327,250
Medtronic PLC	4,255	426,138
Merck & Co., Inc.	9,591	882,660
Mettler-Toledo International, Inc.(a)	37	47,586
Molina Healthcare, Inc.(a)	390	113,186
PerkinElmer, Inc.	258	38,615
Perrigo Co. PLC	1,204	47,991
Pfizer, Inc.	23,814	1,263,095
Quest Diagnostics, Inc.	798	112,534
Regeneron Pharmaceuticals, Inc.(a)	585	388,873
ResMed, Inc.	207	42,116
STERIS PLC	212	48,378
Stryker Corp.	649	152,191
Tenet Healthcare Corp.(a)	1,583	102,436
Thermo Fisher Scientific, Inc.	909	515,921
UnitedHealth Group, Inc.	3,991	1,982,649
Universal Health Services, Inc., Class B	656	81,744
Vertex Pharmaceuticals, Inc.(a)	556	149,369
Viatris, Inc.	7,996	98,111
Waters Corp.(a)	161	52,800
Zimmer Biomet Holdings, Inc.	608	73,088
Zoetis, Inc.	538	91,960
		21,271,710
	Shares	Value
Industrials-8.64%
3M Co.	2,054	$306,642
A.O. Smith Corp.	509	30,601
Acuity Brands, Inc.	190	33,254
AECOM	1,133	79,140
AGCO Corp.	358	45,871
AMETEK, Inc.	479	58,184
Avis Budget Group, Inc.(a)(b)	570	108,460
Booz Allen Hamilton Holding Corp.	604	51,859
Builders FirstSource, Inc.(a)	778	50,640
C.H. Robinson Worldwide, Inc.	825	89,521
CACI International, Inc., Class A(a)	164	45,981
Carlisle Cos., Inc.	275	69,968
Caterpillar, Inc.	1,938	418,317
Cintas Corp.	195	77,674
CSX Corp.	7,611	241,954
Cummins, Inc.	789	164,996
Deere & Co.	887	317,351
Dover Corp.	456	61,063
Eaton Corp. PLC	1,865	258,489
EMCOR Group, Inc.	400	42,252
Emerson Electric Co.	2,273	201,524
Equifax, Inc.	178	36,059
Expeditors International of Washington, Inc.	509	55,400
Fastenal Co.	1,333	71,395
FedEx Corp.	1,299	291,729
Fluor Corp.(a)(b)	3,058	86,327
Fortive Corp.	1,063	65,662
Fortune Brands Home & Security, Inc.	503	34,883
General Dynamics Corp.	1,568	352,659
General Electric Co.	4,619	361,621
GXO Logistics, Inc.(a)	467	25,344
Honeywell International, Inc.	2,276	440,679
Howmet Aerospace, Inc.	1,363	48,755
Hubbell, Inc.	213	40,440
Huntington Ingalls Industries, Inc.	290	61,033
Illinois Tool Works, Inc.	796	165,624
Ingersoll Rand, Inc.	943	44,462
J.B. Hunt Transport Services, Inc.	306	52,809
Jacobs Engineering Group, Inc.	580	81,252
Johnson Controls International PLC	4,812	262,302
Knight-Swift Transportation Holdings, Inc.	1,126	54,769
L3Harris Technologies, Inc.	1,041	250,777
Leidos Holdings, Inc.	802	83,809
Lockheed Martin Corp.	1,260	554,539
ManpowerGroup, Inc.	774	69,358
Masco Corp.	1,243	70,466
MasTec, Inc.(a)	293	24,492
MDU Resources Group, Inc.	1,380	37,784
MSC Industrial Direct Co., Inc., Class A	380	32,273
Nielsen Holdings PLC	1,791	45,778
Norfolk Southern Corp.	907	217,372
Northrop Grumman Corp.	808	378,120
Old Dominion Freight Line, Inc.	193	49,840
Oshkosh Corp.	367	34,098
Owens Corning	640	61,171
PACCAR, Inc.	2,090	181,496
Parker-Hannifin Corp.	421	114,584
Pentair PLC	532	26,690
Quanta Services, Inc.	839	99,841
Raytheon Technologies Corp.	6,731	640,253
Republic Services, Inc.	793	106,135
Robert Half International, Inc.	479	43,182

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Rockwell Automation, Inc.	284	$60,549
Rush Enterprises, Inc., Class A	681	34,717
Ryder System, Inc.	929	74,339
Schneider National, Inc., Class B	1,438	34,713
Science Applications International Corp.	477	41,289
Sensata Technologies Holding PLC	582	27,953
Snap-on, Inc.	227	50,367
Southwest Airlines Co.(a)	571	26,186
Stanley Black & Decker, Inc.	588	69,790
Textron, Inc.	1,249	81,547
Trane Technologies PLC	631	87,116
TransDigm Group, Inc.(a)	159	96,254
TransUnion	314	27,258
Trinity Industries, Inc.	1,313	32,641
Uber Technologies, Inc.(a)	693	16,078
Union Pacific Corp.	2,303	506,153
United Parcel Service, Inc., Class B	2,697	491,528
United Rentals, Inc.(a)	326	97,207
Univar Solutions, Inc.(a)	1,398	42,947
Verisk Analytics, Inc.	314	54,925
W.W. Grainger, Inc.	180	87,673
Wabtec Corp.	1,063	100,411
Waste Connections, Inc.	668	85,197
Waste Management, Inc.	1,259	199,564
Watsco, Inc.	137	35,021
WESCO International, Inc.(a)	440	55,255
XPO Logistics, Inc.(a)	467	24,956
Xylem, Inc.	424	35,722
		11,086,359
Information Technology-20.00%
Accenture PLC, Class A	1,796	536,034
Adobe, Inc.(a)	629	261,966
Advanced Micro Devices, Inc.(a)	789	80,368
Akamai Technologies, Inc.(a)	500	50,520
Amdocs Ltd.	791	68,730
Amphenol Corp., Class A	1,532	108,558
Analog Devices, Inc.	927	156,107
ANSYS, Inc.(a)	108	28,119
Apple, Inc.	47,303	7,040,579
Applied Materials, Inc.	1,738	203,850
Arista Networks, Inc.(a)	466	47,662
Arrow Electronics, Inc.(a)	1,173	141,522
Autodesk, Inc.(a)	213	44,251
Automatic Data Processing, Inc.	1,059	236,093
Avnet, Inc.	1,947	94,332
Block, Inc., Class A(a)(b)	232	20,302
Bread Financial Holdings, Inc.	492	27,109
Broadcom, Inc.	1,325	768,672
Broadridge Financial Solutions, Inc.	263	38,456
Cadence Design Systems, Inc.(a)	386	59,340
CDW Corp.	605	102,765
Cisco Systems, Inc.	17,649	795,087
Citrix Systems, Inc.	661	66,556
Cognizant Technology Solutions Corp., Class A	3,008	224,698
CommScope Holding Co., Inc.(a)	2,075	15,583
Corning, Inc.	3,286	117,705
Dell Technologies, Inc., Class C	4,409	220,185
DXC Technology Co.(a)	3,106	109,393
Fiserv, Inc.(a)	2,401	240,532
FleetCor Technologies, Inc.(a)	295	73,399
Flex Ltd.(a)	4,266	72,821
Fortinet, Inc.(a)	256	75,300
	Shares	Value
Information Technology-(continued)
Gartner, Inc.(a)	161	$42,246
GoDaddy, Inc., Class A(a)	599	44,955
Hewlett Packard Enterprise Co.	14,739	229,928
HP, Inc.	12,142	471,595
Insight Enterprises, Inc.(a)	343	33,895
Intel Corp.	33,492	1,487,715
International Business Machines Corp.	5,542	769,451
Intuit, Inc.	295	122,266
Jabil, Inc.	2,002	123,163
Juniper Networks, Inc.	2,564	78,664
Keysight Technologies, Inc.(a)	417	60,715
KLA Corp.	358	130,616
Kyndryl Holdings, Inc.(a)	1,108	13,673
Lam Research Corp.	300	156,009
Marvell Technology, Inc.	1,555	91,978
Mastercard, Inc., Class A	1,183	423,360
Microchip Technology, Inc.	1,095	79,552
Micron Technology, Inc.	4,647	343,134
Microsoft Corp.	13,946	3,791,499
Motorola Solutions, Inc.	403	88,555
NCR Corp.(a)(b)	915	31,741
NetApp, Inc.	1,021	73,461
NortonLifeLock, Inc.	9,632	234,443
NVIDIA Corp.	1,556	290,536
ON Semiconductor Corp.(a)	1,178	71,481
Oracle Corp.	9,334	671,301
Palo Alto Networks, Inc.(a)	211	106,087
Paychex, Inc.	722	89,405
PayPal Holdings, Inc.(a)	1,262	107,535
Qorvo, Inc.(a)	369	41,236
QUALCOMM, Inc.	3,239	463,890
Roper Technologies, Inc.	203	89,815
salesforce.com, inc.(a)	1,276	204,466
Sanmina Corp.(a)	883	38,755
Seagate Technology Holdings PLC	1,381	116,929
ServiceNow, Inc.(a)	141	65,913
Skyworks Solutions, Inc.	516	56,177
SS&C Technologies Holdings, Inc.	835	53,432
Synopsys, Inc.(a)	265	84,588
TD SYNNEX Corp.	732	76,018
TE Connectivity Ltd. (Switzerland)	1,193	154,362
Teradyne, Inc.	316	34,526
Texas Instruments, Inc.	2,173	384,100
Trimble, Inc.(a)	493	33,549
VeriSign, Inc.(a)	172	30,023
Visa, Inc., Class A(b)	3,444	730,714
VMware, Inc., Class A	2,725	349,073
Western Digital Corp.(a)	1,638	99,410
Western Union Co. (The)	2,183	39,600
Workday, Inc., Class A(a)	169	26,415
Xerox Holdings Corp.	3,258	61,316
Zebra Technologies Corp., Class A(a)	87	29,423
		25,649,283
Materials-3.96%
Air Products and Chemicals, Inc.	571	140,557
Albemarle Corp.	290	75,522
Alcoa Corp.	1,457	89,926
Amcor PLC	10,370	135,847
Avery Dennison Corp.	234	40,379
Ball Corp.	1,022	72,450
Berry Global Group, Inc.(a)	959	55,938
Celanese Corp.	530	82,956

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
CF Industries Holdings, Inc.	1,229	$121,388
Chemours Co. (The)	1,106	47,658
Commercial Metals Co.	1,170	46,484
Corteva, Inc.	4,358	272,898
Crown Holdings, Inc.	578	60,366
Dow, Inc.	5,187	352,612
DuPont de Nemours, Inc.	3,939	267,261
Eastman Chemical Co.	756	83,281
Ecolab, Inc.	518	84,905
FMC Corp.	422	51,729
Freeport-McMoRan, Inc.	2,989	116,810
Graphic Packaging Holding Co.	2,820	62,773
Huntsman Corp.	1,638	59,378
International Flavors & Fragrances, Inc.	497	65,688
International Paper Co.	2,820	136,629
Linde PLC (United Kingdom)	1,922	624,035
LyondellBasell Industries N.V., Class A	2,030	231,927
Martin Marietta Materials, Inc.	173	58,713
Mosaic Co. (The)	2,471	154,808
Newmont Corp.	3,409	231,301
Nucor Corp.	1,723	228,229
Olin Corp.	869	57,172
Packaging Corp. of America	411	64,642
PPG Industries, Inc.	666	84,242
Reliance Steel & Aluminum Co.	514	99,922
RPM International, Inc.	467	41,143
Sherwin-Williams Co. (The)	709	190,040
Sonoco Products Co.	590	34,497
Steel Dynamics, Inc.	1,258	107,408
Sylvamo Corp.(a)	256	12,989
Ternium S.A., ADR (Mexico)	2,183	95,987
United States Steel Corp.	2,153	53,976
Vulcan Materials Co.	353	58,199
WestRock Co.	2,492	120,837
		5,073,502
Real Estate-0.70%
American Tower Corp.	794	203,367
CBRE Group, Inc., Class A(a)	1,360	112,662
Equinix, Inc.	153	105,125
Iron Mountain, Inc.	1,354	72,981
Jones Lang LaSalle, Inc.(a)	371	73,206
Public Storage	491	162,344
SBA Communications Corp., Class A	220	74,054
Weyerhaeuser Co.	2,232	88,209
		891,948
Utilities-2.78%
AES Corp. (The)	3,686	81,239
Alliant Energy Corp.	851	54,311
Ameren Corp.	1,186	112,895
American Electric Power Co., Inc.	2,676	273,032
	Shares	Value
Utilities-(continued)
Atmos Energy Corp.	518	$60,249
CenterPoint Energy, Inc.	3,803	121,886
CMS Energy Corp.	1,109	78,783
Consolidated Edison, Inc.	2,202	218,571
Constellation Energy Corp.	2,703	167,802
DTE Energy Co.	1,202	159,517
Edison International	2,493	174,286
Entergy Corp.	1,395	167,846
Evergy, Inc.	1,698	118,758
Eversource Energy	1,674	154,544
Exelon Corp.	8,111	398,656
FirstEnergy Corp.	3,267	140,350
NiSource, Inc.	2,730	85,859
NRG Energy, Inc.	2,375	109,345
OGE Energy Corp.	1,300	53,690
Pinnacle West Capital Corp.	723	56,141
Public Service Enterprise Group, Inc.	2,903	198,972
UGI Corp.	1,379	58,939
Vistra Corp.	7,271	191,736
WEC Energy Group, Inc.	1,404	147,518
Xcel Energy, Inc.	2,342	176,446
		3,561,371
Total Common Stocks & Other Equity Interests (Cost $124,514,384)		127,979,524
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(c)(d) (Cost $20,809)	20,808	20,809
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $124,535,193)		128,000,333
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.82%
Invesco Private Government Fund, 0.74%(c)(d)(e)	164,666	164,666
Invesco Private Prime Fund, 0.87%(c)(d)(e)	889,853	889,942
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,054,542)		1,054,608
TOTAL INVESTMENTS IN SECURITIES-100.63% (Cost $125,589,735)		129,054,941
OTHER ASSETS LESS LIABILITIES-(0.63)%		(804,978)
NET ASSETS-100.00%		$128,249,963

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,843,750	$(3,822,941)	$-	$-	$20,809	$119
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	303,264	7,521,378	(7,659,976)	-	-	164,666	1,248*
Invesco Private Prime Fund	707,615	15,139,635	(14,956,683)	66	(691)	889,942	3,513*
Total	$1,010,879	$26,504,763	$(26,439,600)	$66	$(691)	$1,075,417	$4,880

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US Small Company ETF (IUSS)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-3.05%
Advantage Solutions, Inc.(b)	868	$3,732
AMC Networks, Inc., Class A(b)(c)	2,666	104,667
Angi, Inc., Class A(b)(c)	5,484	30,107
ATN International, Inc.	432	19,047
Audacy, Inc.(b)	9,455	16,452
Bandwidth, Inc., Class A(b)(c)	89	1,873
Cable One, Inc.	44	57,336
Cardlytics, Inc.(b)(c)	43	1,114
Cargurus, Inc.(b)	762	19,294
Cars.com, Inc.(b)(c)	2,174	22,501
Cogent Communications Holdings, Inc.	454	27,417
comScore, Inc.(b)	2,250	4,342
Consolidated Communications Holdings, Inc.(b)	5,627	37,251
E.W. Scripps Co. (The), Class A(b)	2,247	35,660
EchoStar Corp., Class A(b)	5,896	141,681
EverQuote, Inc., Class A(b)	197	1,763
Globalstar, Inc.(b)	3,122	4,371
Gravity Co. Ltd., ADR (South Korea)	44	2,651
Gray Television, Inc.	5,458	107,632
iClick Interactive Asia Group Ltd., ADR (China)	470	264
iHeartMedia, Inc., Class A(b)(c)	4,443	52,427
Iridium Communications, Inc.(b)	1,427	52,956
John Wiley & Sons, Inc., Class A	1,415	74,938
Liberty Latin America Ltd., Class A (Chile)(b)	4,918	46,770
Lions Gate Entertainment Corp., Class A(b)(c)	7,260	74,270
Madison Square Garden Sports Corp., Class A(b)(c)	137	22,449
Magnite, Inc.(b)(c)	258	2,835
Manchester United PLC, Class A (United Kingdom)(c)	2,373	30,279
New York Times Co. (The), Class A	1,967	67,842
Pinterest, Inc., Class A(b)	1,608	31,597
QuinStreet, Inc.(b)	880	9,680
Roku, Inc., Class A(b)	149	14,140
Scholastic Corp.	1,411	52,955
Sirius XM Holdings, Inc.(c)	22,074	141,274
Snap, Inc., Class A(b)	869	12,262
Spok Holdings, Inc.	890	6,257
TechTarget, Inc.(b)(c)	147	10,450
TEGNA, Inc.	7,086	155,183
TripAdvisor, Inc.(b)	2,044	50,773
TrueCar, Inc.(b)	3,315	11,039
United States Cellular Corp.(b)	1,690	51,900
WideOpenWest, Inc.(b)	1,216	26,728
World Wrestling Entertainment, Inc., Class A(c)	1,132	75,584
Yelp, Inc.(b)	1,818	53,467
Ziff Davis, Inc.(b)	906	69,164
		1,836,374
Consumer Discretionary-13.44%
1-800-Flowers.com, Inc., Class A(b)	1,442	14,074
2U, Inc.(b)(c)	745	6,943
Abercrombie & Fitch Co., Class A(b)	2,909	59,460
Accel Entertainment, Inc.(b)	327	3,541
Acushnet Holdings Corp.(c)	622	25,315
Adtalem Global Education, Inc.(b)	2,068	67,458
American Axle & Manufacturing Holdings, Inc.(b)	11,067	89,753
American Eagle Outfitters, Inc.(c)	3,119	37,771
American Public Education, Inc.(b)	662	9,228
America’s Car-Mart, Inc.(b)	120	13,008
Arko Corp.	1,297	11,712
Bally’s Corp.(b)(c)	452	11,815
	Shares	Value
Consumer Discretionary-(continued)
Beazer Homes USA, Inc.(b)	2,834	$45,939
Big Lots, Inc.	2,533	62,033
Biglari Holdings, Inc., Class B(b)	78	10,429
BJ’s Restaurants, Inc.(b)	528	13,871
Bloomin’ Brands, Inc.(c)	2,378	50,200
Bluegreen Vacations Holding Corp.	1,345	37,472
Boot Barn Holdings, Inc.(b)	341	27,519
Boyd Gaming Corp.	1,147	67,409
Bright Horizons Family Solutions, Inc.(b)(c)	541	48,988
Brinker International, Inc.(b)	1,027	31,169
Buckle, Inc. (The)	802	26,354
Burlington Stores, Inc.(b)(c)	471	79,269
Caesars Entertainment, Inc.(b)	686	34,417
Caleres, Inc.	2,365	67,308
Callaway Golf Co.(b)(c)	1,078	23,403
Camping World Holdings, Inc., Class A(c)	3,267	88,634
Carrols Restaurant Group, Inc.	4,031	7,417
Carter’s, Inc.	1,290	99,394
Carvana Co.(b)	75	2,208
Cato Corp. (The), Class A	1,223	15,960
Cavco Industries, Inc.(b)	177	39,322
Century Communities, Inc.	1,090	59,263
Cheesecake Factory, Inc. (The)(c)	875	28,577
Chegg, Inc.(b)	658	12,805
Chewy, Inc., Class A(b)(c)	967	23,982
Chico’s FAS, Inc.(b)(c)	6,823	33,774
Children’s Place, Inc. (The)(b)(c)	402	19,087
Choice Hotels International, Inc.	255	32,612
Churchill Downs, Inc.	292	59,110
Chuy’s Holdings, Inc.(b)	326	7,364
Citi Trends, Inc.(b)(c)	279	8,337
Columbia Sportswear Co.	737	57,324
Conn’s, Inc.(b)(c)	2,153	28,420
Cooper-Standard Holdings, Inc.(b)(c)	1,715	9,638
Cracker Barrel Old Country Store, Inc.(c)	525	53,555
Crocs, Inc.(b)	593	33,066
Dave & Buster’s Entertainment, Inc.(b)(c)	1,212	45,923
Deckers Outdoor Corp.(b)	318	85,402
Denny’s Corp.(b)	809	8,381
Designer Brands, Inc., Class A	2,724	42,304
Dillard’s, Inc., Class A(c)	791	238,471
Dine Brands Global, Inc.	291	21,386
Domino’s Pizza, Inc.	351	127,473
Dorman Products, Inc.(b)	458	46,281
DraftKings, Inc., Class A(b)(c)	1,142	15,474
El Pollo Loco Holdings, Inc.(b)	461	4,776
Ethan Allen Interiors, Inc.(c)	839	19,515
Etsy, Inc.(b)	694	56,297
Everi Holdings, Inc.(b)	733	13,121
Expedia Group, Inc.(b)	741	95,834
Express, Inc.(b)	6,007	17,841
Farfetch Ltd., Class A (United Kingdom)(b)	625	5,606
Fiesta Restaurant Group, Inc.(b)	1,142	8,508
Five Below, Inc.(b)	391	51,061
Fiverr International Ltd.(b)	20	846
Floor & Decor Holdings, Inc., Class A(b)(c)	737	55,599
Fossil Group, Inc.(b)	2,900	21,286
Fox Factory Holding Corp.(b)	202	16,568
Franchise Group, Inc.	864	34,275
frontdoor, inc.(b)	625	15,463
Funko, Inc., Class A(b)(c)	607	12,365
GameStop Corp., Class A(b)(c)	556	69,355
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Genesco, Inc.(b)	1,003	$56,479
Gentherm, Inc.(b)	530	36,538
G-III Apparel Group Ltd.(b)	2,304	57,738
Golden Entertainment, Inc.(b)	337	15,933
GoPro, Inc., Class A(b)(c)	2,107	14,559
Graham Holdings Co., Class B	221	135,477
Grand Canyon Education, Inc.(b)	960	85,603
Green Brick Partners, Inc.(b)	1,163	28,284
Groupon, Inc.(b)(c)	619	9,564
GrowGeneration Corp.(b)	71	366
Guess?, Inc.(c)	1,613	33,647
H&R Block, Inc.(c)	6,136	216,233
Haverty Furniture Cos., Inc., (Acquired 06/19/2019 - 05/24/2022; Cost $16,830)(d)	761	21,506
Helen of Troy Ltd.(b)(c)	430	79,632
Hibbett, Inc.(c)	546	27,710
Hilton Grand Vacations, Inc.(b)	1,014	46,390
Hooker Furnishings Corp.(c)	498	8,610
Hyatt Hotels Corp., Class A(b)	1,682	148,672
Installed Building Products, Inc.	322	30,764
International Game Technology PLC	3,687	78,976
iRobot Corp.(b)(c)	542	25,794
Jack in the Box, Inc.	362	24,725
Johnson Outdoors, Inc., Class A	157	10,232
KB Home(c)	3,612	124,578
Kontoor Brands, Inc.	965	38,668
Lands’ End, Inc.(b)	609	7,064
Laureate Education, Inc., Class A	7,522	95,755
La-Z-Boy, Inc.	1,548	39,520
LCI Industries	594	70,995
Levi Strauss & Co., Class A	5,658	102,749
LGI Homes, Inc.(b)(c)	386	37,824
Light & Wonder, Inc.(b)(c)	394	20,803
Liquidity Services, Inc.(b)	261	3,539
Lovesac Co. (The)(b)	74	2,577
lululemon athletica, inc.(b)	503	147,223
M.D.C. Holdings, Inc.	1,408	53,757
M/I Homes, Inc.(b)	1,143	53,435
Malibu Boats, Inc., Class A(b)	320	18,752
MarineMax, Inc.(b)(c)	963	39,878
Mattel, Inc.(b)	4,619	116,029
MercadoLibre, Inc. (Brazil)(b)	121	95,091
Meritage Homes Corp.(b)	1,416	120,799
Modine Manufacturing Co.(b)	2,528	29,881
Monarch Casino & Resort, Inc.(b)	133	9,024
Monro, Inc.	752	35,660
Motorcar Parts of America, Inc.(b)	743	11,019
Movado Group, Inc.	744	25,244
National Vision Holdings, Inc.(b)(c)	1,180	33,205
Noodles & Co.(b)	533	3,518
Nordstrom, Inc.	3,869	102,258
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	1,026	48,191
Overstock.com, Inc.(b)	615	19,059
Oxford Industries, Inc.	384	35,005
Papa John’s International, Inc.(c)	400	35,204
Party City Holdco, Inc.(b)(c)	4,398	6,333
Patrick Industries, Inc.	737	44,301
Peloton Interactive, Inc., Class A(b)(c)	1,086	15,161
Penn National Gaming, Inc.(b)(c)	1,681	53,725
Perdoceo Education Corp.(b)	2,702	29,479
PetMed Express, Inc.(c)	480	10,574
Planet Fitness, Inc., Class A(b)	538	37,859
	Shares	Value
Consumer Discretionary-(continued)
PlayAGS, Inc.(b)	732	$4,246
Pool Corp.	286	114,005
Porch Group, Inc.(b)(c)	14	58
Purple Innovation, Inc.(b)	453	2,347
Quotient Technology, Inc.(b)(c)	1,492	6,237
RealReal, Inc. (The)(b)	45	148
Red Robin Gourmet Burgers, Inc.(b)(c)	524	5,156
Red Rock Resorts, Inc., Class A	1,080	41,828
Regis Corp.(b)(c)	792	608
Rent-A-Center, Inc.	1,473	40,566
Revolve Group, Inc.(b)	398	11,693
RH(b)(c)	123	35,680
Ruth’s Hospitality Group, Inc.	616	11,353
Sally Beauty Holdings, Inc.(b)(c)	4,362	66,128
SeaWorld Entertainment, Inc.(b)(c)	294	15,929
Shake Shack, Inc., Class A(b)(c)	219	10,654
Shoe Carnival, Inc.	520	14,175
Shutterstock, Inc.	223	13,425
Skechers U.S.A., Inc., Class A(b)	3,122	123,007
Skyline Champion Corp.(b)	866	46,011
Sleep Number Corp.(b)(c)	701	32,197
Smith & Wesson Brands, Inc.(c)	1,693	26,208
Sonic Automotive, Inc., Class A(c)	2,862	130,536
Sonos, Inc.(b)(c)	1,380	30,539
Standard Motor Products, Inc.	747	29,843
Steven Madden Ltd.	1,575	58,558
Stitch Fix, Inc., Class A(b)(c)	795	6,734
Stoneridge, Inc.(b)	590	12,201
Strategic Education, Inc.	1,022	67,268
Stride, Inc.(b)	1,389	54,324
Sturm Ruger & Co., Inc.	470	31,908
Tempur Sealy International, Inc.	4,470	117,874
Terminix Global Holdings, Inc.(b)	2,249	97,629
Texas Roadhouse, Inc.	997	77,736
TopBuild Corp.(b)	564	111,255
Travel + Leisure Co.	1,834	93,736
Tupperware Brands Corp.(b)	1,237	8,201
Under Armour, Inc., Class A(b)	5,711	60,422
Unifi, Inc.(b)	614	9,707
Universal Electronics, Inc.(b)	454	12,167
Urban Outfitters, Inc.(b)(c)	1,996	42,016
Vail Resorts, Inc.	425	107,189
Vera Bradley, Inc.(b)(c)	1,109	7,552
Vista Outdoor, Inc.(b)	1,573	60,623
Visteon Corp.(b)	535	60,032
Wendy’s Co. (The)	3,934	73,330
Wingstop, Inc.	123	9,798
Winmark Corp.	52	10,286
Winnebago Industries, Inc.(c)	997	49,302
Wolverine World Wide, Inc.	2,461	52,518
WW International, Inc.(b)(c)	482	3,417
Wyndham Hotels & Resorts, Inc.	1,208	96,797
Wynn Resorts Ltd.(b)	537	35,496
XL Fleet Corp.(b)	11	13
XPEL, Inc.(b)	25	1,291
YETI Holdings, Inc.(b)(c)	424	19,398
Zumiez, Inc.(b)(c)	757	24,837
		8,078,478
Consumer Staples-4.96%
Alico, Inc.	131	5,524
Andersons, Inc. (The)	4,550	171,126
B&G Foods, Inc.(c)	2,943	66,541

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Beyond Meat, Inc.(b)(c)	73	$1,931
Boston Beer Co., Inc. (The), Class A(b)(c)	56	19,897
Calavo Growers, Inc.	355	12,088
Cal-Maine Foods, Inc.	1,296	61,858
Celsius Holdings, Inc.(b)(c)	17	1,141
Central Garden & Pet Co., Class A(b)	1,719	72,765
Chefs’ Warehouse, Inc. (The)(b)(c)	801	28,620
Coca-Cola Consolidated, Inc.	215	121,469
Coty, Inc., Class A(b)	7,464	52,920
Darling Ingredients, Inc.(b)(c)	2,364	189,285
Edgewell Personal Care Co.	1,718	62,535
elf Beauty, Inc.(b)	403	10,728
Energizer Holdings, Inc.	2,132	63,939
Farmer Brothers Co.(b)	745	3,725
Flowers Foods, Inc.	5,868	161,957
Fresh Del Monte Produce, Inc.	2,762	70,541
Freshpet, Inc.(b)(c)	72	5,182
Grocery Outlet Holding Corp.(b)(c)	2,026	77,495
Hain Celestial Group, Inc. (The)(b)	2,286	60,236
Hostess Brands, Inc.(b)	3,853	81,876
Ingles Markets, Inc., Class A	1,827	162,713
Inter Parfums, Inc.	213	15,719
J&J Snack Foods Corp.(c)	216	27,696
John B. Sanfilippo & Son, Inc.	353	26,962
Lamb Weston Holdings, Inc.	1,656	111,912
Lancaster Colony Corp.	319	38,886
Medifast, Inc.	122	20,344
MGP Ingredients, Inc.	136	13,173
National Beverage Corp.(c)	285	14,145
Natural Grocers by Vitamin Cottage, Inc.	878	15,505
Nu Skin Enterprises, Inc., Class A	1,885	87,935
Pilgrim’s Pride Corp.(b)	2,262	75,370
PriceSmart, Inc.	927	72,890
Primo Water Corp.	4,826	69,108
Sanderson Farms, Inc.	613	122,294
Seaboard Corp.	11	45,533
Seneca Foods Corp., Class A(b)	861	48,948
Simply Good Foods Co. (The)(b)	1,069	42,717
Sprouts Farmers Market, Inc.(b)(c)	5,523	149,618
SunOpta, Inc. (Canada)(b)	1,680	13,070
Tattooed Chef, Inc.(b)(c)	34	246
Tootsie Roll Industries, Inc.(c)	772	25,530
TreeHouse Foods, Inc.(b)(c)	2,665	109,585
Turning Point Brands, Inc.	268	7,836
Universal Corp.(c)	1,355	86,286
USANA Health Sciences, Inc.(b)	328	23,068
Utz Brands, Inc.(c)	196	2,744
Vector Group Ltd.	3,283	40,414
WD-40 Co.(c)	112	21,144
Weis Markets, Inc.	1,221	89,768
		2,984,538
Energy-9.86%
Arch Resources, Inc.	1,168	178,517
Archrock, Inc.	8,079	81,032
Berry Corp.	8,360	93,047
Bristow Group, Inc.(b)	326	10,364
Cactus, Inc., Class A	872	45,710
Callon Petroleum Co.(b)(c)	2,592	151,528
Centennial Resource Development, Inc., Class A(b)	13,517	107,325
ChampionX Corp.	1,857	43,212
Civitas Resources, Inc.	945	72,151
	Shares	Value
Energy-(continued)
Clean Energy Fuels Corp.(b)(c)	1,989	$10,999
Comstock Resources, Inc.(b)(c)	7,999	154,381
CONSOL Energy, Inc.(b)	2,875	148,235
Continental Resources, Inc.(c)	2,239	152,409
Core Laboratories N.V.	614	17,302
CVR Energy, Inc.	6,315	217,425
Delek US Holdings, Inc.(b)	7,616	222,083
DHT Holdings, Inc.	12,491	74,446
DMC Global, Inc.(b)	222	6,143
Dorian LPG Ltd.	2,568	43,656
Dril-Quip, Inc.(b)(c)	1,004	31,566
Expro Group Holdings N.V.(b)	878	12,002
Exterran Corp.(b)	4,363	26,658
Golar LNG Ltd. (Cameroon)(b)	4,214	106,741
Green Plains, Inc.(b)(c)	2,034	66,268
Helix Energy Solutions Group, Inc.(b)(c)	10,751	49,885
International Seaways, Inc.(c)	2,173	52,434
Kosmos Energy Ltd. (Ghana)(b)	19,673	152,269
Laredo Petroleum, Inc.(b)(c)	1,061	89,304
Liberty Energy, Inc., Class A(b)	1,622	26,390
Magnolia Oil & Gas Corp., Class A(c)	5,147	142,109
Matador Resources Co.	3,050	185,745
Nabors Industries Ltd.(b)(c)	1,107	184,614
Navigator Holdings Ltd.(b)	1,487	20,179
Newpark Resources, Inc.(b)	7,531	32,383
NexTier Oilfield Solutions, Inc.(b)	8,437	91,963
Nordic American Tankers Ltd.(c)	8,904	18,253
Oceaneering International, Inc.(b)	3,613	45,957
Oil States International, Inc.(b)	6,200	47,988
Par Pacific Holdings, Inc.(b)	4,778	78,359
Patterson-UTI Energy, Inc.	14,486	276,393
PDC Energy, Inc.	3,889	307,775
Peabody Energy Corp.(b)(c)	20,142	475,553
ProPetro Holding Corp.(b)	4,260	55,593
Range Resources Corp.(b)	8,158	276,964
Renewable Energy Group, Inc.(b)	1,622	99,445
REX American Resources Corp.(b)	192	16,683
RPC, Inc.(b)(c)	6,741	63,096
Scorpio Tankers, Inc. (Monaco)	3,339	110,354
Select Energy Services, Inc., Class A(b)	6,265	53,065
SFL Corp. Ltd. (Norway)	5,465	61,481
SM Energy Co.	7,532	363,570
Southwestern Energy Co.(b)	22,113	201,671
Talos Energy, Inc.(b)	1,520	32,832
Teekay Corp. (Bermuda)(b)	21,330	72,095
Texas Pacific Land Corp.	37	57,942
Tidewater, Inc.(b)	1,745	44,410
US Silica Holdings, Inc.(b)	2,793	49,380
W&T Offshore, Inc.(b)	2,531	17,034
		5,926,368
Financials-6.63%
AMERISAFE, Inc.	538	27,115
Ares Management Corp., Class A(c)	488	34,731
Argo Group International Holdings Ltd.	1,485	62,905
Artisan Partners Asset Management, Inc., Class A(c)	1,783	68,485
AssetMark Financial Holdings, Inc.(b)	283	5,912
B. Riley Financial, Inc.(c)	334	18,153
BGC Partners, Inc., Class A	15,214	49,598
Blucora, Inc.(b)	1,510	26,712
Brightsphere Investment Group, Inc.	1,577	32,155
BRP Group, Inc., Class A(b)(c)	332	8,373

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Cannae Holdings, Inc.(b)(c)	469	$9,507
Carlyle Group, Inc. (The)	1,701	65,540
Citizens, Inc.(b)(c)	2,228	7,397
Cohen & Steers, Inc.	352	26,826
Compass Diversified Holdings	2,446	55,475
Cowen, Inc., Class A	1,717	45,569
Crawford & Co., Class A	1,563	12,817
Credit Acceptance Corp.(b)	346	205,977
Diamond Hill Investment Group, Inc.	122	22,831
Donegal Group, Inc., Class A	1,026	16,601
Donnelley Financial Solutions, Inc.(b)(c)	948	29,492
eHealth, Inc.(b)	280	2,940
Employers Holdings, Inc.	1,442	59,713
Encore Capital Group, Inc.(b)(c)	1,539	94,048
Enova International, Inc.(b)	2,677	84,540
Erie Indemnity Co., Class A	452	75,823
Essent Group Ltd.	3,128	133,847
Evercore, Inc., Class A	957	109,289
EZCORP, Inc., Class A(b)(c)	4,192	31,775
FactSet Research Systems, Inc.	404	154,239
Federated Hermes, Inc., Class B(c)	3,282	111,490
FirstCash Holdings, Inc.(c)	1,232	91,969
Focus Financial Partners, Inc., Class A(b)	767	28,916
Goosehead Insurance, Inc., Class A	91	4,712
Green Dot Corp., Class A(b)	1,360	39,222
Greenhill & Co., Inc.	800	9,840
Hamilton Lane, Inc., Class A	272	18,918
Heritage Insurance Holdings, Inc.	3,420	12,517
Hilltop Holdings, Inc.(c)	2,145	64,371
Houlihan Lokey, Inc.	1,249	107,339
James River Group Holdings Ltd.	2,496	63,773
Kinsale Capital Group, Inc.	225	49,473
LendingClub Corp.(b)	2,336	36,722
LendingTree, Inc.(b)	134	8,457
MarketAxess Holdings, Inc.	177	49,857
Mercury General Corp.	1,200	58,740
Moelis & Co., Class A	1,829	85,817
Morningstar, Inc.	218	56,033
NMI Holdings, Inc., Class A(b)	2,158	40,160
Open Lending Corp., Class A(b)	32	421
Oppenheimer Holdings, Inc., Class A	492	17,569
Palomar Holdings, Inc.(b)(c)	159	9,882
PennyMac Mortgage Investment Trust(c)	6,518	105,461
Piper Sandler Cos.	631	83,159
PJT Partners, Inc., Class A	726	55,060
PRA Group, Inc.(b)(c)	1,361	50,357
ProAssurance Corp.	2,323	51,594
PROG Holdings, Inc.(b)(c)	2,287	66,758
RLI Corp.	656	79,455
Safety Insurance Group, Inc.	588	54,602
SEI Investments Co.	2,560	149,581
Selective Insurance Group, Inc.	1,827	144,881
SiriusPoint Ltd. (Bermuda)(b)	2,328	13,037
Stewart Information Services Corp.	1,217	67,531
Tradeweb Markets, Inc., Class A	1,845	124,740
Trupanion, Inc.(b)(c)	126	8,427
United Fire Group, Inc.	1,308	42,392
United Insurance Holdings Corp.(c)	2,293	3,921
Universal Insurance Holdings, Inc.	2,975	38,377
Virtu Financial, Inc., Class A	4,786	125,058
Virtus Investment Partners, Inc.	69	13,294
Walker & Dunlop, Inc.	20	2,126
	Shares	Value
Financials-(continued)
Waterstone Financial, Inc.	792	$13,694
Westwood Holdings Group, Inc.	402	6,064
White Mountains Insurance Group Ltd.	64	79,671
WisdomTree Investments, Inc.	2,239	13,322
World Acceptance Corp.(b)(c)	320	47,382
		3,984,527
Health Care-9.45%
10X Genomics, Inc., Class A(b)(c)	25	1,280
ABIOMED, Inc.(b)	254	66,980
Acadia Healthcare Co., Inc.(b)	2,052	146,041
Acadia Pharmaceuticals, Inc.(b)(c)	356	5,749
Accuray, Inc.(b)	1,645	3,422
AdaptHealth Corp.(b)	677	12,179
Addus HomeCare Corp.(b)	273	22,795
Akebia Therapeutics, Inc.(b)	120	44
Alkermes PLC(b)	2,044	61,013
Allscripts Healthcare Solutions, Inc.(b)(c)	4,581	78,289
Amedisys, Inc.(b)	279	32,339
AMN Healthcare Services, Inc.(b)	829	80,330
Amneal Pharmaceuticals, Inc.(b)	6,416	23,290
Amphastar Pharmaceuticals, Inc.(b)	812	30,158
AnaptysBio, Inc.(b)(c)	184	3,494
AngioDynamics, Inc.(b)	604	11,857
ANI Pharmaceuticals, Inc.(b)(c)	212	6,413
Anika Therapeutics, Inc.(b)	227	4,935
Apollo Medical Holdings, Inc.(b)(c)	561	21,060
Arcus Biosciences, Inc.(b)(c)	251	4,756
Arrowhead Pharmaceuticals, Inc.(b)	117	3,903
Artivion, Inc.(b)(c)	336	6,572
AtriCure, Inc.(b)	138	5,607
Atrion Corp.	18	11,318
Avanos Medical, Inc.(b)	870	24,960
Avid Bioservices, Inc.(b)	182	2,433
AxoGen, Inc.(b)	134	1,296
Azenta, Inc.	481	36,864
BioLife Solutions, Inc.(b)	82	1,125
BioMarin Pharmaceutical, Inc.(b)	1,586	119,156
BioNTech SE, ADR (Germany)(b)	73	11,925
Bio-Techne Corp.	189	69,879
Blueprint Medicines Corp.(b)	332	18,260
Brookdale Senior Living, Inc.(b)	13,520	77,064
Bruker Corp.	954	59,606
Cardiovascular Systems, Inc.(b)	199	3,236
CareDx, Inc.(b)	118	2,968
Castle Biosciences, Inc.(b)	74	1,648
Catalent, Inc.(b)	1,488	153,353
Change Healthcare, Inc.(b)	3,482	83,881
Charles River Laboratories International, Inc.(b)	394	92,228
Chemed Corp.	233	112,865
Codexis, Inc.(b)	112	1,196
Coherus Biosciences, Inc.(b)(c)	1,449	10,636
Collegium Pharmaceutical, Inc.(b)	546	8,529
Computer Programs & Systems, Inc.(b)	359	11,449
CONMED Corp.(c)	269	31,282
Corcept Therapeutics, Inc.(b)	1,237	25,779
CorVel Corp.(b)	123	18,347
Covetrus, Inc.(b)(c)	2,886	60,087
Cross Country Healthcare, Inc.(b)	958	16,909
CryoPort, Inc.(b)	49	1,247
CytomX Therapeutics, Inc.(b)	33	53
Denali Therapeutics, Inc.(b)(c)	252	6,121
DexCom, Inc.(b)	252	75,081

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Eagle Pharmaceuticals, Inc.(b)(c)	291	$13,590
Emergent BioSolutions, Inc.(b)	1,174	38,695
Enanta Pharmaceuticals, Inc.(b)	212	8,465
Endo International PLC(b)	10,056	5,307
Enovis Corp.(b)	905	60,038
Ensign Group, Inc. (The)	927	75,245
Envista Holdings Corp.(b)	2,931	126,150
Evolent Health, Inc., Class A(b)	1,408	39,607
Exact Sciences Corp.(b)	617	30,733
Exelixis, Inc.(b)	3,397	62,267
FibroGen, Inc.(b)(c)	668	6,573
Fulgent Genetics, Inc.(b)(c)	144	7,849
Glaukos Corp.(b)	189	7,717
Global Cord Blood Corp. (Hong Kong)(b)	1,015	2,548
Globus Medical, Inc., Class A(b)	1,012	67,399
Guardant Health, Inc.(b)(c)	145	5,942
Haemonetics Corp.(b)	874	55,289
Halozyme Therapeutics, Inc.(b)	565	25,979
Hanger, Inc.(b)	968	15,285
Health Catalyst, Inc.(b)	83	1,216
HealthEquity, Inc.(b)(c)	539	33,731
HealthStream, Inc.(b)	488	9,941
Heska Corp.(b)(c)	25	2,495
Horizon Therapeutics PLC(b)	1,368	122,696
ICU Medical, Inc.(b)	299	54,310
IDEXX Laboratories, Inc.(b)	270	105,737
Incyte Corp.(b)	1,113	84,466
Inmode Ltd.(b)	212	5,684
Innoviva, Inc.(b)	1,896	28,762
Inogen, Inc.(b)	203	5,213
Inspire Medical Systems, Inc.(b)	5	884
Insulet Corp.(b)	127	27,112
Integer Holdings Corp.(b)	595	47,469
Integra LifeSciences Holdings Corp.(b)(c)	1,003	62,828
Invacare Corp.(b)(c)	2,371	2,214
Ionis Pharmaceuticals, Inc.(b)	1,901	69,425
iRhythm Technologies, Inc.(b)	89	12,536
Ironwood Pharmaceuticals, Inc.(b)(c)	1,307	14,730
Joint Corp. (The)(b)(c)	22	367
Jounce Therapeutics, Inc.(b)	69	267
Lannett Co., Inc.(b)	3,173	1,650
Lantheus Holdings, Inc.(b)	679	46,525
LeMaitre Vascular, Inc.	144	6,584
LHC Group, Inc.(b)	487	81,163
Ligand Pharmaceuticals, Inc.(b)(c)	413	36,720
LivaNova PLC(b)	412	28,045
Masimo Corp.(b)	322	45,218
MEDNAX, Inc.(b)	2,264	43,740
Medpace Holdings, Inc.(b)	277	39,677
Meridian Bioscience, Inc.(b)(c)	630	17,325
Merit Medical Systems, Inc.(b)	693	42,543
Mesa Laboratories, Inc.	40	8,370
MiMedx Group, Inc.(b)	123	481
Moderna, Inc.(b)	926	134,576
ModivCare, Inc.(b)	401	38,267
Myriad Genetics, Inc.(b)(c)	1,228	23,627
Natera, Inc.(b)(c)	3	110
National HealthCare Corp.	592	41,612
National Research Corp.	138	4,953
Natus Medical, Inc.(b)	731	23,969
Neogen Corp.(b)(c)	610	16,141
NeoGenomics, Inc.(b)(c)	524	4,412
	Shares	Value
Health Care-(continued)
Neurocrine Biosciences, Inc.(b)	544	$50,859
Nevro Corp.(b)(c)	70	3,051
NextGen Healthcare, Inc.(b)	1,076	19,486
NGM Biopharmaceuticals, Inc.(b)(c)	17	235
Novavax, Inc.(b)(c)	154	8,521
Novocure Ltd.(b)(c)	78	6,270
NuVasive, Inc.(b)(c)	861	49,430
Omnicell, Inc.(b)	384	42,685
OPKO Health, Inc.(b)(c)	7,882	23,646
OptimizeRx Corp.(b)(c)	14	358
Option Care Health, Inc.(b)	1,952	59,263
OraSure Technologies, Inc.(b)(c)	1,032	4,283
Organogenesis Holdings, Inc.(b)(c)	43	241
Orthofix Medical, Inc.(b)	426	11,711
OrthoPediatrics Corp.(b)	28	1,293
Owens & Minor, Inc.(c)	4,734	165,122
Pacific Biosciences of California, Inc.(b)(c)	126	709
Pacira BioSciences, Inc.(b)(c)	293	18,532
Patterson Cos., Inc.(c)	2,380	75,184
Pennant Group, Inc. (The)(b)	256	4,897
Penumbra, Inc.(b)	72	10,578
Personalis, Inc.(b)	26	103
PetIQ, Inc.(b)(c)	416	7,139
Phibro Animal Health Corp., Class A	814	15,637
Phreesia, Inc.(b)	127	2,304
Premier, Inc., Class A	2,237	83,686
Prestige Consumer Healthcare, Inc.(b)	1,292	72,119
Progyny, Inc.(b)	81	2,560
PTC Therapeutics, Inc.(b)	40	1,175
Quanterix Corp.(b)	25	422
QuidelOrtho Corp.(b)	600	57,018
R1 RCM, Inc.(b)(c)	629	13,505
RadNet, Inc.(b)(c)	1,226	25,170
REGENXBIO, Inc.(b)	74	1,557
Repligen Corp.(b)	183	30,098
Sangamo Therapeutics, Inc.(b)(c)	1,377	5,026
Sarepta Therapeutics, Inc.(b)(c)	354	25,778
Seagen, Inc.(b)	657	89,142
Select Medical Holdings Corp.	3,824	93,114
Shockwave Medical, Inc.(b)	1	164
SI-BONE, Inc.(b)	12	179
Simulations Plus, Inc.(c)	40	1,899
SmileDirectClub, Inc.(b)(c)	5,984	8,437
STAAR Surgical Co.(b)	42	2,769
Standard BioTools, Inc.(b)(c)	595	1,125
Supernus Pharmaceuticals, Inc.(b)	1,016	28,316
Surgalign Holdings, Inc.(b)	94	447
Surgery Partners, Inc.(b)(c)	521	20,423
SurModics, Inc.(b)	114	4,472
Syneos Health, Inc.(b)	1,650	121,918
Tabula Rasa HealthCare, Inc.(b)(c)	196	713
Tactile Systems Technology, Inc.(b)	85	864
Tandem Diabetes Care, Inc.(b)	158	10,771
Taro Pharmaceutical Industries Ltd.(b)	203	7,434
Teladoc Health, Inc.(b)	548	18,681
Teleflex, Inc.	346	99,558
Tivity Health, Inc.(b)	889	28,804
Travere Therapeutics, Inc.(b)	248	5,781
Ultragenyx Pharmaceutical, Inc.(b)	16	750
United Therapeutics Corp.(b)	740	170,452
US Physical Therapy, Inc.(c)	157	17,677
Vanda Pharmaceuticals, Inc.(b)	824	8,100

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Varex Imaging Corp.(b)(c)	873	$20,114
Veeva Systems, Inc., Class A(b)	399	67,934
Veracyte, Inc.(b)(c)	200	3,516
Vericel Corp.(b)(c)	88	2,389
West Pharmaceutical Services, Inc.	388	120,427
Xencor, Inc.(b)(c)	324	7,235
Zynex, Inc.(c)	76	554
		5,679,566
Industrials-23.09%
AAON, Inc.	364	19,503
AAR Corp.(b)	1,217	58,684
ABM Industries, Inc.	3,190	154,237
ACCO Brands Corp.	6,456	48,678
Advanced Drainage Systems, Inc.	588	64,392
Aerojet Rocketdyne Holdings, Inc.(b)	1,850	75,369
AeroVironment, Inc.(b)(c)	182	16,737
Air Transport Services Group, Inc.(b)	2,950	89,149
Alamo Group, Inc.	267	31,407
Alaska Air Group, Inc.(b)	801	38,656
Albany International Corp., Class A(c)	541	45,660
Allegiant Travel Co.(b)	79	11,807
Allegion PLC	1,129	126,053
Allison Transmission Holdings, Inc.	3,692	147,717
Altra Industrial Motion Corp.(c)	1,460	57,247
AMERCO	221	108,286
Ameresco, Inc., Class A(b)(c)	198	11,627
American Airlines Group, Inc.(b)(c)	1,832	32,738
American Woodmark Corp.(b)	541	28,175
API Group Corp.(b)	4,691	81,858
Apogee Enterprises, Inc.	1,217	50,627
Applied Industrial Technologies, Inc.	1,023	105,788
ArcBest Corp.	934	70,638
Arcosa, Inc.	1,502	79,411
Argan, Inc.	554	22,154
Armstrong World Industries, Inc.	604	50,434
ASGN, Inc.(b)	1,223	116,466
Astec Industries, Inc.(c)	595	27,828
Astronics Corp.(b)	1,423	14,942
Atkore, Inc.(b)	796	86,700
Atlas Air Worldwide Holdings, Inc.(b)(c)	2,020	140,814
Axon Enterprise, Inc.(b)	256	25,948
AZZ, Inc.	810	36,256
Barnes Group, Inc.	1,298	46,767
Barrett Business Services, Inc.	210	15,721
Beacon Roofing Supply, Inc.(b)(c)	2,449	150,393
Bloom Energy Corp., Class A(b)(c)	198	3,469
Boise Cascade Co.	1,948	150,619
Brady Corp., Class A	1,135	55,059
BrightView Holdings, Inc.(b)(c)	2,119	27,547
Brink’s Co. (The)	1,209	73,543
BWX Technologies, Inc.	1,281	65,587
Casella Waste Systems, Inc., Class A(b)	360	25,769
CBIZ, Inc.(b)	1,390	56,934
Chart Industries, Inc.(b)(c)	426	74,925
Cimpress PLC (Ireland)(b)	1,084	47,241
CIRCOR International, Inc.(b)	428	8,320
Clarivate PLC(b)(c)	1,902	28,093
Clean Harbors, Inc.(b)	1,201	112,173
Columbus McKinnon Corp.	549	18,529
Comfort Systems USA, Inc.	1,010	90,617
Construction Partners, Inc.(b)(c)	796	18,300
Copart, Inc.(b)	1,205	138,009
	Shares	Value
Industrials-(continued)
CoreCivic, Inc.(b)	12,060	$155,212
Cornerstone Building Brands, Inc.(b)	2,677	65,720
Costamare, Inc. (Monaco)	2,832	40,271
CoStar Group, Inc.(b)	1,888	115,055
CRA International, Inc.	214	18,346
Crane Holdings Co.	1,351	129,237
CSW Industrials, Inc.	190	20,163
Curtiss-Wright Corp.	1,012	143,684
Deluxe Corp.	1,588	38,001
Distribution Solutions Group, Inc.(b)	157	6,027
Donaldson Co., Inc.	2,099	109,736
Douglas Dynamics, Inc.	527	16,558
Ducommun, Inc., (Acquired 06/21/2019 - 05/24/2022; Cost $16,425)(b)(d)	348	15,886
DXP Enterprises, Inc.(b)	902	27,673
Dycom Industries, Inc.(b)	1,146	106,704
Encore Wire Corp.(c)	558	69,761
Energy Recovery, Inc.(b)	207	4,183
Enerpac Tool Group Corp.	833	16,260
EnerSys	1,149	77,810
Ennis, Inc.	932	16,916
EnPro Industries, Inc.	580	55,541
Esab Corp.(b)(c)	892	44,600
ESCO Technologies, Inc.	405	26,653
Evoqua Water Technologies Corp.(b)	1,357	48,296
Exponent, Inc.	417	37,693
Federal Signal Corp.	1,109	38,926
Flowserve Corp.	3,340	105,210
Forrester Research, Inc.(b)	191	9,995
Forward Air Corp.	534	49,763
Franklin Electric Co., Inc.	608	44,822
FTI Consulting, Inc.(b)	928	155,904
FuelCell Energy, Inc.(b)	3	12
Gates Industrial Corp. PLC(b)	1,644	20,977
GATX Corp.	1,154	124,574
Genco Shipping & Trading Ltd.	1,646	41,562
Generac Holdings, Inc.(b)	317	78,324
GEO Group, Inc. (The)(b)(c)	20,551	146,118
Gibraltar Industries, Inc.(b)	486	20,295
Global Industrial Co.	328	11,241
GMS, Inc.(b)	1,761	87,715
Gorman-Rupp Co. (The)	353	10,516
Graco, Inc.	1,541	97,545
GrafTech International Ltd.	4,628	40,171
Granite Construction, Inc.(c)	2,606	85,086
Great Lakes Dredge & Dock Corp.(b)	1,710	25,137
Greenbrier Cos., Inc. (The)(c)	1,897	78,934
Griffon Corp.	2,239	71,805
H&E Equipment Services, Inc.	1,336	47,628
Harsco Corp.(b)	1,898	15,753
Healthcare Services Group, Inc.	1,897	32,571
Heartland Express, Inc.	1,613	23,034
HEICO Corp.(c)	635	90,837
Heidrick & Struggles International, Inc.	528	18,248
Helios Technologies, Inc.	414	28,326
Herc Holdings, Inc.	873	102,333
Heritage-Crystal Clean, Inc.(b)	340	9,374
Hexcel Corp.	2,013	115,647
Hillenbrand, Inc.(c)	2,097	87,738
HNI Corp.	1,609	61,351
Hub Group, Inc., Class A(b)	1,334	97,355
Huron Consulting Group, Inc.(b)	745	44,640

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Hyster-Yale Materials Handling, Inc.	494	$18,253
IAA, Inc.(b)	1,647	64,282
ICF International, Inc.	604	61,735
IDEX Corp.	730	139,832
IES Holdings, Inc.(b)(c)	552	17,051
Insperity, Inc.	1,274	127,489
Insteel Industries, Inc.	488	20,208
Interface, Inc.	2,366	34,047
ITT, Inc.	1,510	111,468
JELD-WEN Holding, Inc.(b)	3,019	56,848
JetBlue Airways Corp.(b)(c)	2,782	29,879
John Bean Technologies Corp.	456	55,518
Kadant, Inc.(c)	182	33,688
Kaman Corp.	626	22,667
KAR Auction Services, Inc.(b)(c)	6,928	110,640
KBR, Inc.	3,787	188,441
Kelly Services, Inc., Class A	4,122	82,275
Kennametal, Inc.	2,106	58,420
Kforce, Inc.	748	49,129
Kimball International, Inc., Class B	1,472	12,571
Kirby Corp.(b)	2,152	145,325
Korn Ferry	1,383	84,999
Kratos Defense & Security Solutions, Inc.(b)	1,157	16,684
Landstar System, Inc.	794	120,235
LB Foster Co., Class A(b)(c)	682	8,955
Lennox International, Inc.	412	86,067
Lincoln Electric Holdings, Inc.	1,066	144,784
Lindsay Corp.	122	15,372
Luxfer Holdings PLC (United Kingdom)	471	7,866
Lyft, Inc., Class A(b)	322	5,693
Manitowoc Co., Inc. (The)(b)	1,707	22,225
ManTech International Corp., Class A	1,092	104,450
Marten Transport Ltd.	2,155	37,842
Masonite International Corp.(b)	611	56,108
Matrix Service Co.(b)(c)	2,059	12,416
Matson, Inc.	1,380	124,034
Matthews International Corp., Class A	1,370	44,333
Maxar Technologies, Inc.	2,042	60,974
McGrath RentCorp	531	43,654
Mercury Systems, Inc.(b)	815	48,745
Meritor, Inc.(b)	4,302	155,603
Middleby Corp. (The)(b)(c)	767	116,170
MillerKnoll, Inc.	1,882	56,836
Moog, Inc., Class A	1,488	121,108
MRC Global, Inc.(b)	7,265	81,295
MSA Safety, Inc.	387	49,339
Mueller Industries, Inc.	1,563	84,168
Mueller Water Products, Inc., Class A	3,144	37,508
MYR Group, Inc.(b)	612	56,065
National Presto Industries, Inc.	145	9,801
NN, Inc.(b)	2,126	5,953
Nordson Corp.	590	128,549
NOW, Inc.(b)	6,182	68,249
NV5 Global, Inc.(b)(c)	197	24,266
nVent Electric PLC	4,593	162,592
Omega Flex, Inc.	41	4,532
Park Aerospace Corp.(c)	562	6,845
Park-Ohio Holdings Corp.(c)	606	9,441
Parsons Corp.(b)	2,871	112,084
PGT Innovations, Inc.(b)	1,107	22,251
Pitney Bowes, Inc.	10,001	46,805
Powell Industries, Inc.	458	12,311
	Shares	Value
Industrials-(continued)
Primoris Services Corp.	2,907	$70,582
Proto Labs, Inc.(b)(c)	353	17,011
Quanex Building Products Corp.	1,168	23,757
RBC Bearings, Inc.(b)	253	47,157
Regal Rexnord Corp.	1,083	135,321
Resideo Technologies, Inc.(b)	4,128	97,503
Resources Connection, Inc.	1,578	29,146
REV Group, Inc.	1,200	14,724
Rollins, Inc.	3,066	108,720
Saia, Inc.(b)	316	62,438
Shyft Group, Inc. (The)	431	9,564
Simpson Manufacturing Co., Inc.	668	72,378
SiteOne Landscape Supply, Inc.(b)	384	51,560
SkyWest, Inc.(b)	753	20,301
SP Plus Corp.(b)	1,009	32,248
Spirit AeroSystems Holdings, Inc., Class A	1,717	53,948
Spirit Airlines, Inc.(b)	620	12,989
SPX Corp.(b)	697	35,080
Standex International Corp.	276	25,696
Steelcase, Inc., Class A(c)	6,819	83,601
Stericycle, Inc.(b)(c)	1,605	81,133
Sunrun, Inc.(b)(c)	471	12,303
Team, Inc.(b)	2,592	3,059
Tennant Co.	409	25,456
Terex Corp.	1,976	69,931
Tetra Tech, Inc.	949	128,087
Textainer Group Holdings Ltd. (China)	2,558	82,982
Thermon Group Holdings, Inc.(b)	868	13,662
Timken Co. (The)	1,882	114,934
Titan Machinery, Inc.(b)	1,175	31,032
Toro Co. (The)	1,248	102,948
TPI Composites, Inc.(b)(c)	603	8,315
Trex Co., Inc.(b)(c)	397	25,297
TriNet Group, Inc.(b)	1,158	90,949
Triumph Group, Inc.(b)	591	9,042
TrueBlue, Inc.(b)	2,179	47,982
Tutor Perini Corp.(b)	6,217	63,040
UFP Industries, Inc.	1,645	126,994
UniFirst Corp.	431	70,443
United Airlines Holdings, Inc.(b)	2,865	136,460
Universal Logistics Holdings, Inc.	422	11,770
Upwork, Inc.(b)(c)	273	4,982
Valmont Industries, Inc.	434	111,430
Veritiv Corp.(b)	2,447	355,671
Vertiv Holdings Co.	1,842	20,244
Viad Corp.(b)	356	10,723
Vicor Corp.(b)	87	5,855
Wabash National Corp.(c)	3,070	47,125
Watts Water Technologies, Inc., Class A	525	68,686
Welbilt, Inc.(b)	1,276	30,203
Werner Enterprises, Inc.	2,113	85,724
WillScot Mobile Mini Holdings Corp.(b)	1,863	66,565
Woodward, Inc.	995	101,102
Zurn Water Solutions Corp.	1,687	48,619
		13,882,499
Information Technology-13.66%
3D Systems Corp.(b)(c)	690	7,459
8x8, Inc.(b)	268	1,943
A10 Networks, Inc.	1,024	15,780
ACI Worldwide, Inc.(b)	1,764	46,993
ACM Research, Inc., Class A(b)	134	2,031
ADTRAN, Inc.	840	15,565

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Advanced Energy Industries, Inc.	471	$38,368
Agilysys, Inc.(b)	113	4,618
Alarm.com Holdings, Inc.(b)	276	17,451
Alpha & Omega Semiconductor Ltd.(b)(c)	527	23,151
Altair Engineering, Inc., Class A(b)(c)	259	14,235
Alteryx, Inc., Class A(b)	294	16,361
Ambarella, Inc.(b)	150	12,783
Amkor Technology, Inc.(c)	7,424	151,747
Anaplan, Inc.(b)	181	11,874
AppFolio, Inc., Class A(b)(c)	89	8,916
Appian Corp.(b)(c)	87	4,156
Applied Optoelectronics, Inc.(b)(c)	704	1,668
Arlo Technologies, Inc.(b)	1,174	8,312
Aspen Technology, Inc.(b)(c)	181	35,022
AudioCodes Ltd. (Israel)(c)	249	5,717
Avalara, Inc.(b)	160	13,547
Avaya Holdings Corp.(b)(c)	3,805	14,040
Avid Technology, Inc.(b)	143	4,188
Axcelis Technologies, Inc.(b)	555	34,443
Badger Meter, Inc.	265	20,972
Belden, Inc.	1,428	82,224
Benchmark Electronics, Inc.	2,313	58,958
Benefitfocus, Inc.(b)	385	3,504
Black Knight, Inc.(b)	1,417	96,228
Blackbaud, Inc.(b)(c)	560	35,644
Blackline, Inc.(b)(c)	149	10,910
Box, Inc., Class A(b)	1,354	35,353
Brightcove, Inc.(b)	385	2,710
CalAmp Corp.(b)(c)	685	4,973
Calix, Inc.(b)	269	9,937
Cambium Networks Corp.(b)(c)	35	500
Cantaloupe, Inc.(b)	223	1,169
Casa Systems, Inc.(b)	806	3,546
CDK Global, Inc.	1,167	63,555
Cerence, Inc.(b)(c)	545	17,309
Ceridian HCM Holding, Inc.(b)	553	31,134
CEVA, Inc.(b)	208	7,503
ChannelAdvisor Corp.(b)	281	3,836
Ciena Corp.(b)	3,062	155,611
Cirrus Logic, Inc.(b)	1,183	96,462
Cloudflare, Inc., Class A(b)	260	14,560
CMC Materials, Inc.	501	88,647
Cognex Corp.	1,284	62,171
Coherent, Inc.(b)	218	59,069
Cohu, Inc.(b)	615	18,714
CommVault Systems, Inc.(b)	495	30,200
Comtech Telecommunications Corp.	1,015	12,698
Conduent, Inc.(b)	13,940	73,882
Consensus Cloud Solutions, Inc.(b)	273	13,112
Coupa Software, Inc.(b)(c)	87	5,985
Crowdstrike Holdings, Inc., Class A(b)(c)	248	39,678
CSG Systems International, Inc.	1,005	62,501
CTS Corp.(c)	605	24,605
Daktronics, Inc.(b)(c)	2,111	7,051
Datadog, Inc., Class A(b)	317	30,239
Diebold Nixdorf, Inc.(b)	3,117	9,694
Digi International, Inc.(b)	770	17,017
Digimarc Corp.(b)(c)	5	86
Digital Turbine, Inc.(b)(c)	131	3,331
Diodes, Inc.(b)	1,046	80,552
DocuSign, Inc.(b)	533	44,724
Dolby Laboratories, Inc., Class A	1,579	122,562
	Shares	Value
Information Technology-(continued)
Dropbox, Inc., Class A(b)	5,622	$117,162
Dynatrace, Inc.(b)	414	15,595
Ebix, Inc.	768	22,387
Elastic N.V.(b)	112	6,905
Enphase Energy, Inc.(b)	295	54,926
Entegris, Inc.	948	105,190
Envestnet, Inc.(b)(c)	686	45,701
EPAM Systems, Inc.(b)	236	79,891
ePlus, Inc.(b)	737	41,817
Euronet Worldwide, Inc.(b)(c)	907	109,892
Everbridge, Inc.(b)	83	3,429
EVERTEC, Inc.	662	25,116
Evo Payments, Inc., Class A(b)	203	4,679
ExlService Holdings, Inc.(b)	525	74,650
Extreme Networks, Inc.(b)	1,911	18,957
F5, Inc.(b)	875	142,660
Fabrinet (Thailand)(b)	731	63,502
Fair Isaac Corp.(b)	245	100,340
FARO Technologies, Inc.(b)	190	6,122
Fastly, Inc., Class A(b)(c)	257	3,354
First Solar, Inc.(b)	2,019	142,562
Five9, Inc.(b)	83	8,027
FormFactor, Inc.(b)	1,184	48,615
Genpact Ltd.	3,497	155,162
Grid Dynamics Holdings, Inc.(b)(c)	665	11,977
Guidewire Software, Inc.(b)(c)	614	49,083
Hackett Group, Inc. (The)	618	12,663
Harmonic, Inc.(b)(c)	1,897	18,268
HubSpot, Inc.(b)	69	23,301
Ichor Holdings Ltd.(b)	396	11,975
II-VI Incorporated(b)(c)	1,857	116,063
Impinj, Inc.(b)	73	3,417
Infinera Corp.(b)	1,766	10,119
Inseego Corp.(b)(c)	537	1,106
InterDigital, Inc.(c)	656	42,830
IPG Photonics Corp.(b)	411	43,356
Itron, Inc.(b)	633	32,669
Jack Henry & Associates, Inc.	953	179,278
Knowles Corp.(b)(c)	2,518	48,396
Kulicke & Soffa Industries, Inc. (Singapore)(c)	941	50,974
Lattice Semiconductor Corp.(b)	537	27,935
Lesaka Technologies, Inc. (South Africa)(b)	490	2,558
Limelight Networks, Inc.(b)	2,728	9,875
Littelfuse, Inc.	341	92,138
LivePerson, Inc.(b)(c)	154	2,584
LiveRamp Holdings, Inc.(b)	1,080	27,648
Lumentum Holdings, Inc.(b)	1,677	144,356
MACOM Technology Solutions Holdings, Inc.(b)	338	18,424
MagnaChip Semiconductor Corp. (South Korea)(b)	541	10,550
Mandiant, Inc.(b)	1,557	34,332
Manhattan Associates, Inc.(b)	278	33,619
Marathon Digital Holdings, Inc.(b)(c)	36	368
Maximus, Inc.	1,501	97,400
MaxLinear, Inc.(b)	537	21,260
Methode Electronics, Inc.	901	40,590
MicroStrategy, Inc., Class A(b)(c)	87	23,028
MiX Telematics Ltd., ADR (South Africa)	221	2,290
MKS Instruments, Inc.	666	82,251
Model N, Inc.(b)(c)	137	3,447
Momentive Global, Inc.(b)	736	8,964
MongoDB, Inc.(b)	20	4,743

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Monolithic Power Systems, Inc.	193	$86,925
N-able, Inc.(b)	558	5,580
National Instruments Corp.	2,445	86,357
NETGEAR, Inc.(b)	1,239	23,603
NetScout Systems, Inc.(b)	3,212	110,268
New Relic, Inc.(b)	341	15,979
nLight, Inc.(b)	316	3,877
Novanta, Inc.(b)(c)	211	25,945
Nutanix, Inc., Class A(b)	766	12,409
Okta, Inc.(b)	130	10,797
OneSpan, Inc.(b)	402	5,318
Onto Innovation, Inc.(b)	721	57,954
Opera Ltd., ADR (Norway)(b)	2,969	15,854
OSI Systems, Inc.(b)	527	44,226
PagerDuty, Inc.(b)	266	6,557
PAR Technology Corp.(b)(c)	34	1,278
Paya Holdings, Inc., Class A(b)	153	901
Paycom Software, Inc.(b)	141	40,092
Paylocity Holding Corp.(b)	136	23,781
PC Connection, Inc.	1,134	50,701
PDF Solutions, Inc.(b)	384	9,178
Pegasystems, Inc.	151	7,481
Perficient, Inc.(b)	388	37,989
Photronics, Inc.(b)	3,003	65,285
Ping Identity Holding Corp.(b)(c)	386	7,295
Plantronics, Inc.(b)	1,138	44,928
Plexus Corp.(b)	975	82,680
Power Integrations, Inc.	545	45,987
Progress Software Corp.	828	40,001
PROS Holdings, Inc.(b)	154	4,203
PTC, Inc.(b)	570	66,422
Pure Storage, Inc., Class A(b)	3,867	91,764
Q2 Holdings, Inc.(b)(c)	149	7,857
Qualys, Inc.(b)	463	60,505
Rambus, Inc.(b)(c)	2,315	58,107
Rapid7, Inc.(b)(c)	117	8,292
Repay Holdings Corp.(b)(c)	1,746	21,738
Ribbon Communications, Inc.(b)	3,255	9,212
RingCentral, Inc., Class A(b)	125	7,893
Rogers Corp.(b)	252	66,876
Sabre Corp.(b)(c)	2,190	16,447
SailPoint Technologies Holding, Inc.(b)	392	24,868
ScanSource, Inc.(b)	2,565	99,368
Semtech Corp.(b)	810	51,913
Silicon Laboratories, Inc.(b)	431	64,288
SiTime Corp.(b)(c)	37	7,881
SMART Global Holdings, Inc.(b)(c)	1,011	24,921
Smartsheet, Inc., Class A(b)	251	8,948
SolarEdge Technologies, Inc.(b)	247	67,379
SolarWinds Corp.	688	8,008
Splunk, Inc.(b)	588	60,305
Sprout Social, Inc., Class A(b)	77	3,922
SPS Commerce, Inc.(b)	257	27,509
StoneCo Ltd., Class A (Brazil)(b)(c)	495	4,970
Stratasys Ltd.(b)(c)	1,347	26,859
SunPower Corp.(b)(c)	43	760
Super Micro Computer, Inc.(b)	1,991	99,669
Switch, Inc., Class A	1,778	60,008
Synaptics, Inc.(b)	485	71,838
Teledyne Technologies, Inc.(b)	372	150,716
Tenable Holdings, Inc.(b)(c)	252	12,676
Teradata Corp.(b)	1,850	71,096
	Shares	Value
Information Technology-(continued)
Trade Desk, Inc. (The), Class A(b)	1,004	$52,258
TTEC Holdings, Inc.	265	17,872
TTM Technologies, Inc.(b)	5,622	80,338
Tucows, Inc., Class A(b)	89	4,309
Tufin Software Technologies Ltd. (Israel)(b)	115	1,457
Twilio, Inc., Class A(b)	424	44,592
Tyler Technologies, Inc.(b)	201	71,520
Ultra Clean Holdings, Inc.(b)	691	23,190
Universal Display Corp.	199	25,136
Upland Software, Inc.(b)	248	3,269
Varonis Systems, Inc.(b)	112	3,704
Veeco Instruments, Inc.(b)(c)	759	16,265
Velodyne Lidar, Inc.(b)	24	41
Verint Systems, Inc.(b)	1,888	96,364
Verra Mobility Corp.(b)(c)	1,202	19,172
ViaSat, Inc.(b)	2,603	102,792
Viavi Solutions, Inc.(b)	3,280	47,462
Vishay Intertechnology, Inc.	4,287	87,626
Vonage Holdings Corp.(b)	2,727	52,822
WEX, Inc.(b)	738	125,667
Wolfspeed, Inc.(b)(c)	528	39,721
Workiva, Inc.(b)	87	6,352
Xperi Holding Corp.	3,309	54,466
Yext, Inc.(b)(c)	596	3,028
Zendesk, Inc.(b)	198	18,107
Zoom Video Communications, Inc., Class A(b)	416	44,699
Zscaler, Inc.(b)	78	11,941
Zuora, Inc., Class A(b)	557	5,648
		8,210,222
Materials-7.02%
AdvanSix, Inc.	1,216	56,337
Allegheny Technologies, Inc.(b)(c)	4,615	126,913
American Vanguard Corp.(c)	876	21,620
AptarGroup, Inc.	958	102,592
Arconic Corp.(b)	2,601	73,166
Ashland Global Holdings, Inc.	1,612	172,516
Avient Corp.	2,104	103,517
Axalta Coating Systems Ltd.(b)	4,218	114,561
Balchem Corp.	334	41,560
Cabot Corp.	1,793	135,569
Carpenter Technology Corp.(c)	2,045	72,045
Century Aluminum Co.(b)	1,762	20,792
Chase Corp.	124	10,018
Clearwater Paper Corp.(b)	1,754	60,250
Cleveland-Cliffs, Inc.(b)	4,965	115,089
Coeur Mining, Inc.(b)	3,515	13,673
Compass Minerals International, Inc.	954	42,863
Eagle Materials, Inc.	732	95,570
Element Solutions, Inc.	4,066	86,565
Ferroglobe PLC(b)	3,666	26,322
GCP Applied Technologies, Inc.(b)(c)	996	30,996
Glatfelter Corp.(c)	2,238	19,292
Gold Resource Corp.	2,587	4,527
Greif, Inc., Class A	2,201	130,893
H.B. Fuller Co.(c)	1,478	105,056
Hawkins, Inc.	558	20,177
Haynes International, Inc.	492	18,819
Hecla Mining Co.	6,794	32,068
Ingevity Corp.(b)	801	55,814
Innospec, Inc.	534	54,484
Intrepid Potash, Inc.(b)(c)	347	22,857
Kaiser Aluminum Corp.	514	52,515

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
Koppers Holdings, Inc.	1,064	$28,834
Livent Corp.(b)(c)	952	30,264
Louisiana-Pacific Corp.	2,368	163,534
Materion Corp.	529	43,367
Mercer International, Inc. (Germany)	1,838	27,147
Mesabi Trust	212	5,773
Minerals Technologies, Inc.	1,007	66,724
Myers Industries, Inc.	820	19,516
Neenah, Inc.	620	23,504
NewMarket Corp.	216	71,176
O-I Glass, Inc.(b)(c)	8,618	141,766
Orion Engineered Carbons S.A. (Germany)	1,928	37,230
Quaker Chemical Corp.(c)	196	30,654
Ranpak Holdings Corp.(b)(c)	932	11,613
Rayonier Advanced Materials, Inc.(b)	5,962	22,954
Resolute Forest Products, Inc.	3,453	49,930
Royal Gold, Inc.	797	90,125
Schnitzer Steel Industries, Inc., Class A(c)	947	38,467
Schweitzer-Mauduit International, Inc., Class A	1,096	29,724
Scotts Miracle-Gro Co. (The)	595	56,299
Sealed Air Corp.	2,705	168,197
Sensient Technologies Corp.	775	67,766
Silgan Holdings, Inc.	2,704	118,462
Stepan Co.	520	58,297
Summit Materials, Inc., Class A(b)	2,927	79,936
SunCoke Energy, Inc.	7,608	61,549
TimkenSteel Corp.(b)	2,193	50,658
Tredegar Corp.(c)	2,255	27,308
TriMas Corp.	1,216	34,267
Trinseo PLC	1,409	66,632
Tronox Holdings PLC, Class A	3,602	64,872
Valvoline, Inc.	2,794	93,487
Venator Materials PLC(b)	4,965	12,611
Warrior Met Coal, Inc.	3,184	107,046
Westlake Corp.(c)	969	128,015
Worthington Industries, Inc.(c)	1,149	53,589
		4,220,329
Real Estate-4.51%
Alexander & Baldwin, Inc.	1,343	27,397
Alexander’s, Inc.	51	12,355
American Homes 4 Rent, Class A	2,850	105,336
Americold Realty Trust(c)	2,836	78,529
Armada Hoffler Properties, Inc.	2,334	32,163
Camden Property Trust	1,010	144,925
CatchMark Timber Trust, Inc., Class A	1,024	12,073
Centerspace	399	33,109
Community Healthcare Trust, Inc.	268	10,098
Corporate Office Properties Trust	2,556	70,648
CubeSmart	1,631	72,628
Cushman & Wakefield PLC(b)(c)	7,344	137,112
Diversified Healthcare Trust	22,560	51,211
Douglas Elliman, Inc.	1,641	9,436
EastGroup Properties, Inc.	363	58,643
Empire State Realty Trust, Inc., Class A(c)	6,108	48,864
Equity LifeStyle Properties, Inc.	1,512	114,458
eXp World Holdings, Inc.(c)	608	8,494
Forestar Group, Inc.(b)	189	3,134
Franklin Street Properties Corp.	4,690	21,199
Gaming and Leisure Properties, Inc.	3,545	165,977
Gladstone Commercial Corp.	747	15,157
Healthcare Realty Trust, Inc.	2,582	75,059
Highwoods Properties, Inc.	2,634	103,490
	Shares	Value
Real Estate-(continued)
Independence Realty Trust, Inc.	1,714	$40,296
Lamar Advertising Co., Class A	1,482	145,162
Life Storage, Inc.	664	77,529
Marcus & Millichap, Inc.	352	14,742
National Storage Affiliates Trust	1,154	60,527
Newmark Group, Inc., Class A	5,849	64,748
Office Properties Income Trust(c)	2,592	55,235
Outfront Media, Inc.	3,578	73,814
Piedmont Office Realty Trust, Inc., Class A	4,803	70,796
PotlatchDeltic Corp.	1,152	60,434
PS Business Parks, Inc.	518	97,192
Rayonier, Inc.	1,931	79,596
RE/MAX Holdings, Inc., Class A	425	10,327
Realogy Holdings Corp.(b)(c)	8,037	99,498
Redfin Corp.(b)(c)	360	3,528
RMR Group, Inc. (The), Class A	557	16,721
Saul Centers, Inc.	539	26,443
St. Joe Co. (The)	261	13,178
Sun Communities, Inc.	562	92,241
Tanger Factory Outlet Centers, Inc.	2,917	51,077
UMH Properties, Inc.	1,167	22,978
Uniti Group, Inc.	5,090	57,721
Universal Health Realty Income Trust	142	7,621
Urstadt Biddle Properties, Inc., Class A	1,415	24,904
Zillow Group, Inc., Class C(b)(c)	798	31,840
		2,709,643
Utilities-4.18%
ALLETE, Inc.	1,609	99,790
American States Water Co.	470	37,248
Avangrid, Inc.	2,405	114,454
Avista Corp.	2,338	101,563
Black Hills Corp.	2,026	155,313
California Water Service Group(c)	811	43,526
Chesapeake Utilities Corp.	315	42,075
Hawaiian Electric Industries, Inc.	3,419	147,598
IDACORP, Inc.	1,281	139,655
MGE Energy, Inc.	603	47,860
Middlesex Water Co.	192	16,326
National Fuel Gas Co.	2,825	207,722
New Jersey Resources Corp.	2,543	116,775
Northwest Natural Holding Co.	1,036	56,244
NorthWestern Corp.	1,699	104,098
ONE Gas, Inc.	1,173	102,074
Ormat Technologies, Inc.(c)	950	79,762
Otter Tail Corp.	1,072	70,098
PNM Resources, Inc.	2,398	113,977
Portland General Electric Co.	3,141	154,694
SJW Group	681	42,120
South Jersey Industries, Inc.	3,562	124,136
Southwest Gas Holdings, Inc.	2,439	227,144
Spire, Inc.	1,858	145,481
Unitil Corp.	416	24,049
		2,513,782
Total Common Stocks & Other Equity Interests (Cost $61,243,747)		60,026,326

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(e)(f) (Cost $30,761)	30,761	$30,761
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $61,274,508)		60,057,087
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.55%
Invesco Private Government Fund, 0.74%(e)(f)(g)	2,983,683	2,983,683
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(e)(f)(g)	6,961,231	$6,961,928
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,944,981)		9,945,611
TOTAL INVESTMENTS IN SECURITIES-116.45% (Cost $71,219,489)		70,002,698
OTHER ASSETS LESS LIABILITIES-(16.45)%		(9,888,660)
NET ASSETS-100.00%		$60,114,038

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Restricted security. The aggregate value of these securities at May 31, 2022 was $37,392, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$34,048	$1,394,207	$(1,397,494)	$-	$-	$30,761	$40
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	731,400	9,018,583	(6,766,300)	-	-	2,983,683	2,831*
Invesco Private Prime Fund	1,892,831	17,241,005	(12,171,325)	630	(1,213)	6,961,928	8,231*
Total	$2,658,279	$27,653,795	$(20,335,119)	$630	$(1,213)	$9,976,372	$11,102

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is  a summary of the tiered valuation input levels, as of May 31, 2022, for each Fund (except for Defensive Equity ETF). As of May 31, 2022, all of the securities in Defensive Equity ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco RAFITM Strategic Developed ex-US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$402,759,533	$-	$-	$402,759,533
Money Market Funds	222,981	32,524,840	-	32,747,821
Total Investments	$402,982,514	$32,524,840	$-	$435,507,354
Invesco RAFITM Strategic Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$36,401,301	$-	$18,398	$36,419,699
Money Market Funds	-	1,254,344	-	1,254,344
Total Investments	$36,401,301	$1,254,344	$18,398	$37,674,043
Invesco RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$127,979,524	$-	$-	$127,979,524
Money Market Funds	20,809	1,054,608	-	1,075,417
Total Investments	$128,000,333	$1,054,608	$-	$129,054,941
Invesco RAFITM Strategic US Small Company ETF
Investments in Securities
Common Stocks & Other Equity Interests	$60,026,326	$-	$-	$60,026,326
Money Market Funds	30,761	9,945,611	-	9,976,372
Total Investments	$60,057,087	$9,945,611	$-	$70,002,698